UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2015

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	21

Important Notices	22

Eaton Vance

Greater China Growth Fund

February 28, 2015

Performance1,2

Portfolio Managers Stephen Ma, CFA and May Ling Wee, CFA, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	–0.36%	5.23%	5.95%	9.58%
Class A with 5.75% Maximum Sales Charge	—	—	–6.07	–0.81	4.70	8.93
Class B at NAV	06/07/1993	10/28/1992	–0.70	4.51	5.22	8.92
Class B with 5% Maximum Sales Charge	—	—	–5.66	–0.49	4.90	8.92
Class C at NAV	12/28/1993	10/28/1992	–0.70	4.47	5.22	8.92
Class C with 1% Maximum Sales Charge	—	—	–1.69	3.47	5.22	8.92
Class I at NAV	10/01/2009	10/28/1992	–0.22	5.57	6.27	9.76
MSCI Golden Dragon Index	—	—	2.61%	16.57%	7.92%	9.00%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.94%	2.64%	2.64%	1.64%

Fund Profile

Regional Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Taiwan Semiconductor Manufacturing Co., Ltd.	8.9%

China Construction Bank Corp., Class H	6.6

Industrial & Commercial Bank of China, Ltd., Class H	6.6

Tencent Holdings, Ltd.	5.5

AIA Group, Ltd.	5.2

China Mobile, Ltd.	4.7

Ping An Insurance (Group) Co. of China, Ltd., Class H	4.3

China Pacific Insurance (Group) Co., Ltd., Class H	3.0

Cheung Kong (Holdings), Ltd.	2.9

Link REIT (The)	2.6

Total	50.3%

Sector Allocation (% of net assets)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$996.40	$9.65	1.95%
Class B	$1,000.00	$993.00	$13.10	2.65%
Class C	$1,000.00	$993.00	$13.10	2.65%
Class I	$1,000.00	$997.80	$8.17	1.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.10	$9.74	1.95%
Class B	$1,000.00	$1,011.70	$13.22	2.65%
Class C	$1,000.00	$1,011.70	$13.22	2.65%
Class I	$1,000.00	$1,016.60	$8.25	1.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

4

Eaton Vance

Greater China Growth Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

China — 52.8%

Auto Components — 3.0%
Minth Group, Ltd.	446,000	$930,842
Nexteer Automotive Group, Ltd.	2,819,000	2,835,987

		$3,766,829

Automobiles — 1.7%
Great Wall Motor Co., Ltd., Class H	327,000	$2,083,253

		$2,083,253

Banks — 13.2%
China Construction Bank Corp., Class H	9,936,110	$8,273,966
Industrial & Commercial Bank of China, Ltd., Class H	11,228,000	8,248,250

		$16,522,216

Capital Markets — 0.8%
CITIC Securities Co., Ltd., Class H	297,500	$1,059,225

		$1,059,225

Commercial Services & Supplies — 1.6%
China Everbright International, Ltd.	1,414,000	$1,969,092

		$1,969,092

Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings, Inc.	152,500	$1,012,537
PAX Global Technology, Ltd.(1)	650,000	593,069

		$1,605,606

Food Products — 2.5%
China Mengniu Dairy Co., Ltd.	331,000	$1,503,371
Want Want China Holdings, Ltd.	1,499,000	1,653,273

		$3,156,644

Health Care Providers & Services — 0.4%
iKang Healthcare Group, Inc. ADR(1)	30,855	$524,226

		$524,226

Household Durables — 0.8%
Haier Electronics Group Co., Ltd.	429,000	$1,130,599

		$1,130,599

Security	Shares	Value

Insurance — 7.3%
China Pacific Insurance (Group) Co., Ltd., Class H	712,800	$3,716,098
Ping An Insurance (Group) Co. of China, Ltd., Class H	483,000	5,359,114

		$9,075,212

Internet Software & Services — 6.1%
Baidu, Inc. ADR(1)	3,633	$740,224
Tencent Holdings, Ltd.	391,900	6,837,770

		$7,577,994

Oil, Gas & Consumable Fuels — 2.6%
China Petroleum & Chemical Corp., Class H	3,832,000	$3,207,630

		$3,207,630

Pharmaceuticals — 2.2%
Luye Pharma Group, Ltd.(1)	855,000	$1,004,619
Sino Biopharmaceutical, Ltd.	1,816,000	1,734,140

		$2,738,759

Real Estate Management & Development — 2.5%
China Vanke Co., Ltd., Class H(1)	1,349,033	$3,101,514

		$3,101,514

Technology Hardware, Storage & Peripherals — 1.6%
Lenovo Group, Ltd.	1,336,000	$2,058,049

		$2,058,049

Textiles, Apparel & Luxury Goods — 0.5%
ANTA Sports Products, Ltd.	322,000	$640,966

		$640,966

Wireless Telecommunication Services — 4.7%
China Mobile, Ltd.	434,000	$5,906,215

		$5,906,215

Total China (identified cost $48,764,588)		$66,124,029

Hong Kong — 18.8%

Air Freight & Logistics — 0.3%
Kerry Logistics Network, Ltd.	279,500	$406,277

		$406,277

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.9%
Sands China, Ltd.	451,600	$2,055,162
SJM Holdings, Ltd.	207,000	299,114

		$2,354,276

Household Durables — 1.6%
Techtronic Industries Co., Ltd.	591,000	$2,040,652

		$2,040,652

Industrial Conglomerates — 2.4%
Hutchison Whampoa, Ltd.	184,000	$2,513,209
Jardine Matheson Holdings, Ltd.	8,200	528,964

		$3,042,173

Insurance — 5.2%
AIA Group, Ltd.	1,105,400	$6,486,600

		$6,486,600

Real Estate Investment Trusts (REITs) — 2.6%
Link REIT (The)	516,500	$3,293,375

		$3,293,375

Real Estate Management & Development — 4.8%
Cheung Kong (Holdings), Ltd.	182,000	$3,602,475
Hongkong Land Holdings, Ltd.	309,200	2,335,543

		$5,938,018

Total Hong Kong (identified cost $15,760,099)		$23,561,371

Luxembourg — 1.6%

Textiles, Apparel & Luxury Goods — 1.6%
Samsonite International SA	610,800	$1,931,234

		$1,931,234

Total Luxembourg (identified cost $1,586,306)		$1,931,234

Taiwan — 24.8%

Banks — 2.2%
CTBC Financial Holding Co., Ltd.	4,045,199	$2,686,587

		$2,686,587

Security	Shares	Value

Electronic Equipment, Instruments & Components — 6.1%
Delta Electronics, Inc.	477,000	$3,068,616
Hon Hai Precision Industry Co., Ltd.	913,200	2,523,386
Largan Precision Co., Ltd.	24,000	2,040,186

		$7,632,188

Food & Staples Retailing — 1.7%
President Chain Store Corp.	268,000	$2,079,797

		$2,079,797

Health Care Equipment & Supplies — 0.3%
St. Shine Optical Co., Ltd.	23,000	$371,368

		$371,368

Hotels, Restaurants & Leisure — 0.6%
Formosa International Hotels Corp.	75,440	$788,657

		$788,657

Insurance — 2.1%
Cathay Financial Holding Co., Ltd.	1,726,929	$2,619,883

		$2,619,883

Semiconductors & Semiconductor Equipment — 11.0%
MediaTek, Inc.	178,000	$2,672,686
Taiwan Semiconductor Manufacturing Co., Ltd.	2,325,839	11,096,758

		$13,769,444

Technology Hardware, Storage & Peripherals — 0.8%
Quanta Computer, Inc.	413,000	$1,039,904

		$1,039,904

Total Taiwan (identified cost $21,192,180)		$30,987,828

Total Common Stocks (identified cost $87,303,173)		$122,604,462

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 3/2/15	$1,119	$1,119,247

Total Short-Term Investments (identified cost $1,119,247)		$1,119,247

Total Investments — 98.9% (identified cost $88,422,420)		$123,723,709

Other Assets, Less Liabilities — 1.1%		$1,409,795

Net Assets — 100.0%		$125,133,504

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Investments, at value (identified cost, $88,422,420)	$123,723,709
Foreign currency, at value (identified cost, $1,656,895)	1,658,497
Interest receivable	1
Receivable for investments sold	555,927
Receivable for Fund shares sold	15,354
Total assets	$125,953,488

Liabilities
Payable for investments purchased	$295,225
Payable for Fund shares redeemed	260,307
Payable to affiliates:
Investment adviser fee	104,894
Administration fee	14,304
Distribution and service fees	38,849
Other	2,132
Accrued expenses	104,273
Total liabilities	$819,984
Net Assets	$125,133,504

Sources of Net Assets
Paid-in capital	$92,164,098
Accumulated net realized loss	(1,523,001)
Accumulated net investment loss	(810,456)
Net unrealized appreciation	35,302,863
Total	$125,133,504

Class A Shares
Net Assets	$88,627,722
Shares Outstanding	4,007,223
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.12
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.47

Class B Shares
Net Assets	$5,325,854
Shares Outstanding	249,567
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.34

Class C Shares
Net Assets	$18,826,973
Shares Outstanding	885,026
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.27

Class I Shares
Net Assets	$12,352,955
Shares Outstanding	556,700
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends (net of foreign taxes, $16,417)	$177,418
Interest	79
Total investment income	$177,497

Expenses
Investment adviser fee	$682,412
Administration fee	93,056
Distribution and service fees
Class A	129,499
Class B	31,727
Class C	97,552
Trustees’ fees and expenses	3,180
Custodian fee	48,787
Transfer and dividend disbursing agent fees	104,204
Legal and accounting services	36,657
Printing and postage	18,168
Registration fees	29,995
Miscellaneous	5,659
Total expenses	$1,280,896

Net investment loss	$(1,103,399)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,379,192
Foreign currency transactions	(27,905)
Net realized gain	$6,351,287
Change in unrealized appreciation (depreciation) —
Investments	$(6,133,040)
Foreign currency	1,356
Net change in unrealized appreciation (depreciation)	$(6,131,684)

Net realized and unrealized gain	$219,603

Net decrease in net assets from operations	$(883,796)

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
From operations —
Net investment income (loss)	$(1,103,399)	$308,989
Net realized gain from investment and foreign currency transactions	6,351,287	12,491,837
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(6,131,684)	12,399,700
Net increase (decrease) in net assets from operations	$(883,796)	$25,200,526
Distributions to shareholders —
From net investment income
Class A	$—	$(334,193)
Class I	—	(52,326)
Total distributions to shareholders	$—	$(386,519)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,771,369	$4,254,522
Class B	156,154	179,096
Class C	307,230	724,216
Class I	5,303,100	3,650,750
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	279,856
Class I	—	40,630
Cost of shares redeemed
Class A	(11,065,975)	(19,723,070)
Class B	(740,919)	(2,636,018)
Class C	(2,527,656)	(5,979,411)
Class I	(2,767,210)	(2,614,673)
Net asset value of shares exchanged
Class A	1,378,066	2,444,651
Class B	(1,378,066)	(2,444,651)
Net decrease in net assets from Fund share transactions	$(8,563,907)	$(21,824,102)

Net increase (decrease) in net assets	$(9,447,703)	$2,989,905

Net Assets
At beginning of period	$134,581,207	$131,591,302
At end of period	$125,133,504	$134,581,207

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(810,456)	$292,943

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Financial Highlights

	Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013		2012		2011		2010
Net asset value — Beginning of period	$22.200		$18.450	$15.940		$19.220		$21.090		$19.280

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.177)		$0.081	$0.090		$0.124		$0.132	(2)	$(0.015)
Net realized and unrealized gain (loss)	0.097		3.739	2.529		(1.975)		0.691		2.199

Total income (loss) from operations	$(0.080)		$3.820	$2.619		$(1.851)		$0.823		$2.184

Less Distributions
From net investment income	$—		$(0.070)	$(0.109)		$(0.315)		$—		$(0.099)
From net realized gain	—		—	—		(1.114)		(2.693)		(0.276)

Total distributions	$—		$(0.070)	$(0.109)		$(1.429)		$(2.693)		$(0.375)

Redemption fees(1)(3)	$—		$—	$—		$—		$0.000	(4)	$0.001

Net asset value — End of period	$22.120		$22.200	$18.450		$15.940		$19.220		$21.090

Total Return(5)	(0.36	)%(6)	20.73%	16.43%		(9.20)%		2.76%		11.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,628		$95,911	$91,086		$91,465		$123,108		$149,279
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.95	%(8)	1.94%	1.98	%(9)	2.00	%(9)(10)	1.85	%(9)(10)	2.17	%(9)(10)
Net investment income (loss)	(1.66	)%(8)	0.39%	0.50%		0.75	%(10)	0.61	%(2)(10)	(0.07	)%(10)
Portfolio Turnover of the Portfolio(11)	—		—	—		43	%(6)	78%		58%
Portfolio Turnover of the Fund	31	%(6)	33%	54%		4	%(6)(12)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.31%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013		2012		2011		2010
Net asset value — Beginning of period	$21.490		$17.930	$15.510		$18.690		$20.700		$18.970

Income (Loss) From Operations
Net investment loss(1)	$(0.242)		$(0.106)	$(0.053)		$(0.006)		$(0.023	)(2)	$(0.133)
Net realized and unrealized gain (loss)	0.092		3.666	2.473		(1.900)		0.706		2.154

Total income (loss) from operations	$(0.150)		$3.560	$2.420		$(1.906)		$0.683		$2.021

Less Distributions
From net investment income	$—		$—	$—		$(0.160)		$—		$(0.016)
From net realized gain	—		—	—		(1.114)		(2.693)		(0.276)

Total distributions	$—		$—	$—		$(1.274)		$(2.693)		$(0.292)

Redemption fees(1)(3)	$—		$—	$—		$—		$0.000	(4)	$0.001

Net asset value — End of period	$21.340		$21.490	$17.930		$15.510		$18.690		$20.700

Total Return(5)	(0.70	)%(6)	19.85%	15.60%		(9.83)%		1.98%		10.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,326		$7,421	$10,602		$13,898		$21,609		$28,172
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.65	%(8)	2.64%	2.68	%(9)	2.70	%(9)(10)	2.55	%(9)(10)	2.72	%(9)(10)
Net investment loss	(2.36	)%(8)	(0.53)%	(0.30)%		(0.04	)%(10)	(0.11	)%(2)(10)	(0.64	)%(10)
Portfolio Turnover of the Portfolio(11)	—		—	—		43	%(6)	78%		58%
Portfolio Turnover of the Fund	31	%(6)	33%	54%		4	%(6)(12)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.39)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013		2012		2011		2010
Net asset value — Beginning of period	$21.420		$17.880	$15.460		$18.640		$20.650		$18.930

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.242)		$(0.073)	$(0.036)		$0.001		$(0.016	)(2)	$(0.135)
Net realized and unrealized gain (loss)	0.092		3.613	2.456		(1.901)		0.699		2.147

Total income (loss) from operations	$(0.150)		$3.540	$2.420		$(1.900)		$0.683		$2.012

Less Distributions
From net investment income	$—		$—	$—		$(0.166)		$—		$(0.017)
From net realized gain	—		—	—		(1.114)		(2.693)		(0.276)

Total distributions	$—		$—	$—		$(1.280)		$(2.693)		$(0.293)

Redemption fees(1)(3)	$—		$—	$—		$—		$0.000	(4)	$0.001

Net asset value — End of period	$21.270		$21.420	$17.880		$15.460		$18.640		$20.650

Total Return(5)	(0.70	)%(6)	19.80%	15.65%		(9.82)%		1.98%		10.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,827		$21,271	$22,471		$23,947		$35,331		$43,522
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.65	%(8)	2.64%	2.68	%(9)	2.70	%(9)(10)	2.55	%(9)(10)	2.72	%(9)(10)
Net investment income (loss)	(2.37	)%(8)	(0.36)%	(0.20)%		0.01	%(10)	(0.08	)%(2)(10)	(0.65	)%(10)
Portfolio Turnover of the Portfolio(11)	—		—	—		43	%(6)	78%		58%
Portfolio Turnover of the Fund	31	%(6)	33%	54%		4	%(6)(12)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.37)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,							Period Ended August 31, 2010(1)
			2014	2013		2012		2011
Net asset value — Beginning of period	$22.240		$18.500	$15.980		$19.290		$21.090		$20.860

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.146)		$0.156	$0.144		$0.170		$0.237	(3)	$0.139
Net realized and unrealized gain (loss)	0.096		3.715	2.537		(1.983)		0.656		0.557

Total income (loss) from operations	$(0.050)		$3.871	$2.681		$(1.813)		$0.893		$0.696

Less Distributions
From net investment income	$—		$(0.131)	$(0.161)		$(0.383)		$—		$(0.191)
From net realized gain	—		—	—		(1.114)		(2.693)		(0.276)

Total distributions	$—		$(0.131)	$(0.161)		$(1.497)		$(2.693)		$(0.467)

Redemption fees(2)(4)	$—		$—	$—		$—		$0.000	(5)	$0.001

Net asset value — End of period	$22.190		$22.240	$18.500		$15.980		$19.290		$21.090

Total Return(6)	(0.22	)%(7)	20.98%	16.79%		(8.93)%		3.07%		3.24	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,353		$9,977	$7,433		$7,354		$9,286		$7,457
Ratios (as a percentage of average daily net assets):
Expenses(8)	1.65	%(9)	1.64%	1.68	%(10)	1.69	%(10)(11)	1.56	%(10)(11)	1.72	%(9)(10)(11)
Net investment income (loss)	(1.37	)%(9)	0.75%	0.79%		1.02	%(11)	1.10	%(3)(11)	0.72	%(9)(11)
Portfolio Turnover of the Portfolio(12)	—		—	—		43	%(7)	78%		58	%(13)
Portfolio Turnover of the Fund	31	%(7)	33%	54%		4	%(7)(14)	—		—

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.81%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012 and 2011 and the period ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(13)	For the Portfolio’s year ended August 31, 2010.

(14)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Eaton Vance

Greater China Growth Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $7,740,288 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2014, $7,740,288 are short-term.

Additionally, at August 31, 2014, the Fund had a net capital loss of $134,000 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,422,420

Gross unrealized appreciation	$35,418,353
Gross unrealized depreciation	(117,064)

Net unrealized appreciation	$35,301,289

16

Eaton Vance

Greater China Growth Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2015, the investment adviser fee amounted to $682,412 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2015, the administration fee amounted to $93,056.

BMR and BMO GAM (Asia) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2015. Pursuant to this agreement, BMR and BMO GAM (Asia) reimbursed no expenses for the six months ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2015, EVM earned $10,981 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,902 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2015 amounted to $129,499 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2015, the Fund paid or accrued to EVD $23,795 and $73,164 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2015 amounted to $7,932 and $24,388 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2015, the Fund was informed that EVD received approximately $3,000 and $100 of CDSCs paid by Class B and Class C shareholders, respectively, and less than $100 of CDSCs paid by Class A shareholders.

17

Eaton Vance

Greater China Growth Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,042,260 and $50,730,908, respectively, for the six months ended February 28, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	129,306	205,687
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,579
Redemptions	(507,929)	(952,607)
Exchange from Class B shares	64,667	118,624

Net decrease	(313,956)	(614,717)

Class B	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	7,341	8,999
Redemptions	(36,164)	(132,687)
Exchange to Class A shares	(66,944)	(122,183)

Net decrease	(95,767)	(245,871)

Class C	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	14,684	36,447
Redemptions	(122,586)	(300,562)

Net decrease	(107,902)	(264,115)

Class I	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	237,298	171,264
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,970
Redemptions	(129,292)	(126,314)

Net increase	108,006	46,920

18

Eaton Vance

Greater China Growth Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Greater China Growth Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$14,736,466		$—	$14,736,466
Consumer Staples	—	5,236,441		—	5,236,441
Energy	—	3,207,630		—	3,207,630
Financials	—	50,782,630		—	50,782,630
Health Care	524,226	3,110,127		—	3,634,353
Industrials	—	5,417,542		—	5,417,542
Information Technology	740,224	32,942,961		—	33,683,185
Telecommunication Services	—	5,906,215		—	5,906,215

Total Common Stocks	$1,264,450	$121,340,012	*	$—	$122,604,462

Short-Term Investments	$—	$1,119,247		$—	$1,119,247

Total Investments	$1,264,450	$122,459,259		$—	$123,723,709

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, investments having a value of $3,489,424 at August 31, 2014 were transferred from Level 1 to Level 2 during the six months then ended. The change in level designation within the fair value hierarchy was due to an increase in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service as discussed in Note 1A.

20

Eaton Vance

Greater China Growth Fund

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705 2.28.15

Parametric Balanced Risk Fund

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2015

Eaton Vance

Parametric Balanced Risk Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	23

Important Notices	24

Eaton Vance

Parametric Balanced Risk Fund

February 28, 2015

Performance1,2

Portfolio Managers Jack Hansen, CFA and Thomas B. Lee, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	–3.86%	0.37%	—	2.06%
Institutional Class at NAV	09/25/2013	09/25/2013	–3.75	0.67	—	2.31
MSCI World Index	—	—	2.14%	7.87%	11.68%	11.71%
Barclays U.S. Aggregate Bond Index	—	—	2.25	5.05	4.29	4.82
Blend of 60% MSCI World Index	—	—	2.27	6.82	8.97	9.03
40% Barclays U.S. Aggregate Bond Index

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					2.53%	2.28%
Net					1.23	0.98

Fund Profile

Asset Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Parametric Balanced Risk Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs) and exchange-traded notes (ETN). For purposes of the chart, the Fund’s investments in ETFs and ETNs are included based on the portfolio composition of each ETF and ETN.

Fund profile subject to change due to active management.

3

Parametric Balanced Risk Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015)

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$961.40	$5.59	**	1.15%
Institutional Class	$1,000.00	$962.50	$4.38	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.10	$5.76	**	1.15%
Institutional Class	$1,000.00	$1,020.30	$4.51	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Portfolio of Investments (Unaudited)

U.S. Treasury Obligations — 29.5%

Security	Principal Amount (000’s omitted)			Value

U.S. Treasury Inflation-Protected Bonds:
1.375%, 2/15/44(1)		$700		$832,048
2.375%, 1/15/27(1)		879		1,089,393
3.375%, 4/15/32(1)		35		50,860

				$1,972,301

U.S. Treasury Inflation-Protected Notes:
0.625%, 1/15/24(1)		$1,549		$1,616,718
1.125%, 1/15/21(1)		986		1,057,987
2.125%, 1/15/19(1)		1,015		1,116,281
2.375%, 1/15/17(1)		987		1,047,849
2.50%, 7/15/16(1)		0	(2)	437

				$4,839,272

Total U.S. Treasury Obligations (identified cost $6,784,612)				$6,811,573

Foreign Government Bonds — 25.4%

Security	Principal Amount (000’s omitted)			Value

France — 7.9%
Government of France, 0.25%, 7/25/24(3)	EUR	336		$409,168
Government of France, 1.10%, 7/25/22(3)	EUR	617		787,099
Government of France, 1.60%, 7/25/15(3)	EUR	0	(4)	135
Government of France, 2.10%, 7/25/23(3)	EUR	455		634,124

				$1,830,526

Germany — 3.0%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23(3)	EUR	564		$684,026

				$684,026

United Kingdom — 14.5%
United Kingdom Gilt Inflation Linked Bond, 0.125%, 3/22/24(3)(5)	GBP	471		$788,672
United Kingdom Gilt Inflation Linked Bond, 1.875%, 11/22/22(3)(5)	GBP	688		1,301,993
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/17/24(3)(5)	GBP	238		1,262,706

				$3,353,371

Total Foreign Government Bonds (identified cost $6,407,241)				$5,867,923

Exchange-Traded Funds(6) — 13.6%

Security	Shares	Value

Fixed Income — 8.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,800	$219,240
SPDR Barclays High Yield Bond ETF	43,670	1,737,193

		$1,956,433

Sovereign — 5.1%
PowerShares Emerging Markets Sovereign Debt Portfolio	41,595	$1,188,785

		$1,188,785

Total Exchange-Traded Funds (identified cost $3,162,567)		$3,145,218

Exchange-Traded Notes — 3.0%

Security	Units	Value
iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank PLC), 0.00%, 6/12/36(7)	23,790	$698,712

Total Exchange-Traded Notes (identified cost $838,272)		$698,712

Investment Trusts — 1.1%

Security	Shares	Value
iShares Gold Trust(8)	13,244	$155,087
iShares Silver Trust(8)	5,215	82,762

Total Investment Trusts (identified cost $238,743)		$237,849

Short-Term Investments — 20.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(9)	$4,796	$4,796,463

Total Short-Term Investments (identified cost $4,796,463)		$4,796,463

Total Investments — 93.4% (identified cost $22,227,898)		$21,557,738

Other Assets, Less Liabilities — 6.6%		$1,529,415

Net Assets — 100.0%		$23,087,153

5	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	–	Euro
GBP	–	British Pound Sterling

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Principal amount is less than $500.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Principal amount is less than EUR 500.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2015, the aggregate value of these securities is $3,353,371 or 14.5% of the Fund’s net assets.

(6)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth, as amended, in the exemptive orders.

(7)

Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(8)	Non-income producing security.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

6	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $17,431,435)	$16,761,275
Affiliated investment, at value (identified cost, $4,796,463)	4,796,463
Cash	91,323
Restricted cash*	1,322,000
Foreign currency, at value (identified cost, $8,263)	8,263
Interest receivable	29,323
Interest receivable from affiliated investment	529
Receivable for investments sold	1,509,765
Receivable for Fund shares sold	70
Receivable for variation margin on open centrally cleared swap contracts	2,111
Receivable for open swap contracts	79,311
Receivable for closed swap contracts	187,096
Receivable from affiliates	17,441
Total assets	$24,804,970

Liabilities
Payable for investments purchased	$1,500,186
Payable for variation margin on open financial futures contracts	13,852
Payable for open swap contracts	7
Payable for closed swap contracts	97,014
Payable to affiliates:
Investment adviser and administration fee	13,154
Distribution and service fees	440
Accrued expenses	93,164
Total liabilities	$1,717,817
Net Assets	$23,087,153

Sources of Net Assets
Paid-in capital	$23,752,128
Accumulated net realized loss	(979,800)
Accumulated distributions in excess of net investment income	(346,285)
Net unrealized appreciation	661,110
Total	$23,087,153

Investor Class Shares
Net Assets	$2,332,714
Shares Outstanding	241,670
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.65

Institutional Class Shares
Net Assets	$20,754,439
Shares Outstanding	2,145,577
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.67

*	Represents restricted cash on deposit at the broker or custodian for open derivative contracts.

7	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends	$79,778
Interest	9,142
Interest allocated from affiliated investment	3,697
Expenses allocated from affiliated investment	(411)
Total investment income	$92,206

Expenses
Investment adviser and administration fee	$83,914
Distribution and service fees
Investor Class	2,498
Trustees’ fees and expenses	788
Custodian fee	32,701
Transfer and dividend disbursing agent fees	1,062
Legal and accounting services	61,035
Printing and postage	6,364
Registration fees	27,986
Miscellaneous	6,782
Total expenses	$223,130
Deduct —
Allocation of expenses to affiliates	$120,302
Reduction of custodian fee	3
Total expense reductions	$120,305

Net expenses	$102,825

Net investment loss	$(10,619)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(17,489)
Investment transactions allocated from affiliated investment	25
Financial futures contracts	210,405
Swap contracts	(1,418,938)
Foreign currency and forward foreign currency exchange contract transactions	397,195
Disposal of investment in violation of restrictions	32,415
Net realized loss	$(796,387)
Change in unrealized appreciation (depreciation) —
Investments	$(855,093)
Financial futures contracts	621,446
Swap contracts	290,987
Foreign currency and forward foreign currency exchange contracts	(72,563)
Net change in unrealized appreciation (depreciation)	$(15,223)

Net realized and unrealized loss	$(811,610)

Net decrease in net assets from operations	$(822,229)

8	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)
From operations —
Net investment income (loss)	$(10,619)	$145,321
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions, and disposal of investments in violation of restrictions	(796,387)	649,871
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(15,223)	676,333
Net increase (decrease) in net assets from operations	$(822,229)	$1,471,525
Distributions to shareholders —
From net investment income
Investor Class	$(54,165)	$—
Institutional Class	(488,162)	(7,016)
From net realized gain
Investor Class	(88,451)	(92)
Institutional Class	(763,380)	(36,281)
Total distributions to shareholders	$(1,394,158)	$(43,389)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$1,403,690	$1,975,947
Institutional Class	39,017	20,044,400
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	142,616	92
Institutional Class	1,251,542	43,297
Cost of shares redeemed
Investor Class	(445,503)	(579,694)
Net increase in net assets from Fund share transactions	$2,391,362	$21,484,042

Net increase in net assets	$174,975	$22,912,178

Net Assets
At beginning of period	$22,912,178	$—
At end of period	$23,087,153	$22,912,178

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(346,285)	$206,661

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

9	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Financial Highlights

	Investor Class
	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$10.680		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.020)		$0.085
Net realized and unrealized gain (loss)	(0.397	)(3)	0.611

Total income (loss) from operations	$(0.417)		$0.696

Less Distributions
From net investment income	$(0.233)		$—
From net realized gain	(0.380)		(0.016)

Total distributions	$(0.613)		$(0.016)

Net asset value — End of period	$9.650		$10.680

Total Return(4)	(3.86	)%(3)(5)	7.08	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,333		$1,426
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.15	%(8)	1.25	%(8)
Net investment income (loss)	(0.40	)%(8)	0.87	%(8)
Portfolio Turnover	36	%(5)	101	%(5)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)

During the six months ended February 28, 2015, the Fund realized a gain on the disposal of an investment which did not meet the Fund’s investment guidelines. The gain was approximately $0.01 per share. Had the Fund not realized this gain, total return would have been lower by 0.10% for the six months ended February 28, 2015.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.07% and 1.20% of average daily net assets for the six months ended February 28, 2015 and the period from the start of business, September 25, 2013, to August 31, 2014, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

10	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Financial Highlights — continued

	Institutional Class
	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014(1)
Net asset value — Beginning of period	$10.700		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.003)		$0.071
Net realized and unrealized gain (loss)	(0.404	)(3)	0.651

Total income (loss) from operations	$(0.407)		$0.722

Less Distributions
From net investment income	$(0.243)		$(0.004)
From net realized gain	(0.380)		(0.018)

Total distributions	$(0.623)		$(0.022)

Net asset value — End of period	$9.670		$10.700

Total Return(4)	(3.75	)%(3)(5)	7.34	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,754		$21,486
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.90	%(8)	1.00	%(8)
Net investment income (loss)	(0.07	)%(8)	0.74	%(8)
Portfolio Turnover	36	%(5)	101	%(5)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)

During the six months ended February 28, 2015, the Fund realized a gain on the disposal of an investment which did not meet the Fund’s investment guidelines. The gain was approximately $0.01 per share. Had the Fund not realized this gain, total return would have been lower by 0.10% for the six months ended February 28, 2015.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.07% and 1.20% of average daily net assets for the six months ended February 28, 2015 and the period from the start of business, September 25, 2013, to August 31, 2014, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

11	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Balanced Risk Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 25, 2013. The Fund’s investment objective is total return. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PBR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at February 28, 2015 were $3,362,585 or 14.6% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.
A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

12

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

At February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change

13

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

N  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-distribution date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2014, the Fund had a net capital loss of $100,755 attributable to security transactions incurred after October 31, 2013, which it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,526,949

Gross unrealized appreciation	$139,932
Gross unrealized depreciation	(2,453,012)

Net unrealized depreciation	$(2,313,080)

14

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.75% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended February 28, 2015, the investment adviser and administration fee amounted to $83,914 or 0.75% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after December 31, 2015. Pursuant to this agreement, EVM and Parametric were allocated $120,302 in total of the Fund’s operating expenses for the six months ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2015, EVM earned $42 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2015 amounted to $2,498 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended February 28, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,542,695	$1,530,370
U.S. Government and Agency Securities	4,619,396	4,604,115

	$7,162,091	$6,134,485

15

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)

Sales	138,401	188,818
Issued to shareholders electing to receive payments of distributions in Fund shares	15,139	9
Redemptions	(45,430)	(55,267)

Net increase	108,110	133,560

Institutional Class	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)

Sales	4,103	2,004,472
Issued to shareholders electing to receive payments of distributions in Fund shares	132,579	4,423

Net increase	136,682	2,008,895

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

At February 28, 2015, EVM owned 89.5% of the value of the outstanding shares of the Fund.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2015 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

	Equity Futures
3/15	2 CAC 40 Index	Long	$106,103	$110,564	$4,461
3/15	1 DAX 30 Index	Long	262,207	318,537	56,330
3/15	6 E-mini MSCI Emerging Market Index	Long	285,290	297,570	12,280
3/15	3 FTSE 100 Index	Long	292,305	319,779	27,474
3/15	2 Mini-Russell 2000 Index	Long	228,440	246,320	17,880
3/15	17 S&P 500 E-mini Index	Long	1,720,400	1,787,380	66,980

16

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

3/15	1 S&P MidCap 400 E-mini Index	Long	$139,385	$150,460	$11,075
3/15	1 S&P/TSX 60 Index	Long	127,459	142,245	14,786
3/15	1 SPI 200 Index	Long	100,547	115,416	14,869
3/15	2 TOPIX Index	Long	240,752	255,344	14,592

	Foreign Currency Futures
3/15	37 British Pound Sterling	Short	(3,625,850)	(3,569,575)	56,275
3/15	20 Euro	Short	(3,070,200)	(2,798,750)	271,450

	Interest Rate Futures
3/15	22 Australia 10-Year Treasury Bond	Long	2,172,839	2,262,803	89,964
3/15	32 U.S. 2-Year Deliverable Interest Rate Swap	Long	3,217,251	3,221,500	4,249
3/15	18 U.S. 5-Year Deliverable Interest Rate Swap	Long	1,830,656	1,850,344	19,688
3/15	5 U.S. 10-Year Deliverable Interest Rate Swap	Long	522,453	539,375	16,922
3/15	5 U.S. 30-Year Deliverable Interest Rate Swap	Long	551,094	609,531	58,437

					$757,712

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

DAX 30 Index:  Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

FTSE 100 Index:  Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

MSCI Emerging Market Index:  Market capitalization-float-adjusted index of 21 emerging indices.

S&P/TSX 60 Index:  Market capitalization-weighted stock index of 60 largest, blue-chip companies listed on the Toronto Stock Exchange.

SPI 200 Index:  Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

CME Group, Inc.	CAD	793	Pays	6-Month CAD LIBOR-BBA	3.06%	9/25/23	$81,103
CME Group, Inc.	EUR	588	Pays	6-Month EUR LIBOR-BBA	2.12	9/26/23	93,228
CME Group, Inc.	JPY	78,214	Pays	6-Month JPY LIBOR-BBA	0.84	9/27/23	25,870
CME Group, Inc.	GBP	495	Pays	6-Month GBP LIBOR-BBA	2.70	9/30/23	62,432

17

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

CME Group, Inc.	CAD	185	Pays	3-Month CAD LIBOR-BBA	2.81%	4/30/24	$15,478
CME Group, Inc.	JPY	14,900	Pays	6-Month JPY LIBOR-BBA	0.79	5/2/24	4,171
CME Group, Inc.	CAD	1,400	Pays	6-Month CAD LIBOR-BBA	2.44	8/29/24	81,453
CME Group, Inc.	GBP	830	Pays	6-Month GBP LIBOR-BBA	2.41	8/29/24	65,074
CME Group, Inc.	EUR	1,000	Pays	6-Month EUR LIBOR-BBA	1.09	9/2/24	52,115
CME Group, Inc.	JPY	136,000	Pays	6-Month JPY LIBOR-BBA	0.61	9/2/24	17,599
CME Group, Inc.	EUR	260	Receives	6-Month EUR LIBOR-BBA	0.67	3/3/25	86

							$498,609

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pounds
JPY	–	Japanese Yen

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	$3,507,224	Receives	Excess Return on iBoxx $ Liquid Investment Grade Index	Pays	3-Month USD-LIBOR-BBA	3/20/15	$79,311

Merrill Lynch International	232,297	Receives	Excess Return on Merrill Lynch MLCX 04 Silver Excess Return Index(1)	Pays	0.24%	3/31/15	(1)

Merrill Lynch International	1,600,798	Receives	Excess Return on Merrill Lynch MLCX 04 Gold Excess Return Index	Pays	0.24	4/2/15	(4)

Merrill Lynch International	1,304,473	Receives	MLBX Custom Basket Excess Return Index(1)(2)	Pays	0.40	7/31/15	—

Merrill Lynch International	5,422,629	Receives	MLBX Custom Basket Excess Return Index(1)(2)	Pays	0.40	8/31/15	(2)

							$79,304

(1)

Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

18

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

(2)	Represents a custom index created by Merrill Lynch and is based on a basket of underlying commodities as follows:

Commodity	% Weight

Natural Gas	8.74%
Crude Oil (WTI)	2.19%
Brent Crude	2.19%
Unleaded Gasoline	8.74%
GasOil	8.74%
Live Cattle	4.37%
Lean Hogs	4.37%
Feeder Cattle	0.55%

Commodity	% Weight

Wheat (Chicago)	4.37%
Corn	4.37%
Soybeans	4.37%
Soybean Oil	4.37%
Aluminum	8.74%
Copper (LME)	8.74%
Zinc	4.37%
Nickel	4.37%

Commodity	% Weight

Lead	2.19%
Tin	1.09%
Sugar	4.37%
Cotton	2.19%
Coffee	4.37%
Coca	2.19%

LME	–	London Metal Exchange
WTI	–	West Texas Intermediate

At February 28, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Commodity Risk:  The Fund invests in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of certain commodities markets, without investing directly in physical commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including futures contracts, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of the Fund.

Equity Price Risk:  The Fund enters into equity index futures to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  During the six months ended February 28, 2015, the Fund engaged in forward foreign currency exchange contracts and foreign currency futures contracts to hedge against fluctuations in currency exchange rates.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $7. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $580,000.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

19

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$240,727	$327,725	$687,869	$1,256,321
Receivable for open swap contracts	—	—	—	79,311	79,311

Total Asset Derivatives	$—	$240,727	$327,725	$767,180	$1,335,632

Derivatives not subject to master netting or similar agreements	$—	$240,727	$327,725	$687,869	$1,256,321

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$—	$79,311	$79,311
Payable for open swap contracts	$(7)	$—	$—	$—	$(7)

Total Liability Derivatives subject to master netting or similar agreements	$(7)	$—	$—	$—	$(7)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of February 28, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank	$79,311	$—	$—	$—	$79,311

	$79,311	$—	$—	$—	$79,311
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Merrill Lynch International	$(7)	$—	$—	$7	$—

	$(7)	$—	$—	$7	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

20

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended February 28, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$58,175	$—	$152,230
Swap contracts	(1,535,576)	—	—	116,638

Foreign currency and forward foreign currency exchange contract transactions	—	—	409,188	—

Total	$(1,535,576)	$58,175	$409,188	$268,868

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$141,968	$327,725	$151,753
Swap contracts	(26)	—	—	291,013

Foreign currency and forward foreign currency exchange contracts	—	—	(71,264)	—

Total	$(26)	$141,968	$256,461	$442,766

The average notional amounts of derivative instruments outstanding during the six months ended February 28, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$11,586,000	$2,829,000	$3,153,000	$19,635,000

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

9  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

21

Parametric Balanced Risk Fund

February 28, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$6,811,573	$—	$6,811,573
Foreign Government Bonds	—	5,867,923	—	5,867,923
Exchange-Traded Funds	3,145,218	—	—	3,145,218
Exchange-Traded Notes	698,712	—	—	698,712
Investment Trusts	237,849	—	—	237,849
Short-Term Investments	—	4,796,463	—	4,796,463

Total Investments	$4,081,779	$17,475,959	$—	$21,557,738
Futures Contracts	$639,986	$117,726	$—	$757,712
Swap Contracts	—	577,920	—	577,920

Total	$4,721,765	$18,171,605	$—	$22,893,370

Liability Description
Swap Contracts	$—	$(7)	$—	$(7)

Total	$—	$(7)	$—	$(7)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Parametric Balanced Risk Fund

February 28, 2015

Officers and Trustees

Officers of Parametric Balanced Risk Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Balanced Risk Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14521    2.28.15

Eaton Vance

Richard Bernstein All Asset

Strategy Fund

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2015

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	27

Important Notices	28

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	0.82%	3.28%	—	9.13%
Class A with 5.75% Maximum Sales Charge	—	—	–4.96	–2.63	—	7.26
Class C at NAV	09/30/2011	09/30/2011	0.48	2.48	—	8.31
Class C with 1% Maximum Sales Charge	—	—	–0.52	1.48	—	8.31
Class I at NAV	09/30/2011	09/30/2011	0.97	3.50	—	9.40
Barclays U.S. Aggregate Bond Index	—	—	2.25%	5.05%	4.29%	3.01%
MSCI All Country World Index	—	—	0.96	7.55	10.70	15.88
Blend of 60% Barclays U.S. Aggregate Bond Index	—	—	1.81	6.13	7.12	8.18
40% MSCI All Country World Index

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.40%	2.15%	1.16%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Fund Profile

Country Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)5,6

E-mini S&P 500 Index Futures Contracts	8.7%

Market Vectors High-Yield Municipal Index ETF	8.6

SPDR Nuveen S&P High Yield Municipal Bond ETF	6.5

E-mini MSCI Emerging Markets Index Futures Contracts	5.7

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2.3

U.S. Treasury Bond, 3.375%, 5/15/44	1.5

U.S. Treasury Bond, 3.625%, 2/15/44	1.3

U.S. Treasury Note, 2.25%, 4/30/21	1.2

U.S. Treasury Note, 1.50%, 12/31/18	1.1

Apple, Inc.	1.1

Total	38.0%

Asset Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.20	$6.47	1.30%
Class C	$1,000.00	$1,004.80	$10.19	2.05%
Class I	$1,000.00	$1,009.70	$5.23	1.05%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.51	1.30%
Class C	$1,000.00	$1,014.60	$10.24	2.05%
Class I	$1,000.00	$1,019.60	$5.26	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014. The expense ratios do not reflect the expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 45.9%

Security	Shares	Value

Aerospace & Defense — 0.3%
Honeywell International, Inc.	4,164	$427,976
Precision Castparts Corp.	1,251	270,591
United Technologies Corp.	6,982	851,176

		$1,549,743

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	9,344	$950,565

		$950,565

Auto Components — 1.3%
Bridgestone Corp.	37,700	$1,446,205
Delphi Automotive PLC	10,314	813,156
Denso Corp.	18,700	879,655
Goodyear Tire & Rubber Co. (The)	38,565	1,030,842
Johnson Controls, Inc.	37,586	1,909,745

		$6,079,603

Automobiles — 1.8%
Fuji Heavy Industries, Ltd.	29,200	$995,474
General Motors Co.	56,731	2,116,634
Honda Motor Co., Ltd.	45,400	1,501,614
Nissan Motor Co., Ltd.	131,000	1,380,130
Toyota Motor Corp.	39,200	2,649,692

		$8,643,544

Banks — 2.6%
1st Source Corp.	7,950	$245,416
Bank of Nova Scotia (The)	2,814	150,391
Bank of the Ozarks, Inc.	15,226	557,272
Bryn Mawr Bank Corp.	1,186	35,509
Chemical Financial Corp.	476	14,366
Citigroup, Inc.	7,156	375,117
City Holding Co.	2,957	136,466
Columbia Banking System, Inc.	10,806	304,513
Commonwealth Bank of Australia	5,474	392,695
Community Bank System, Inc.	7,561	268,567
First Commonwealth Financial Corp.	3,968	33,649
First Financial Bancorp	19,318	336,713
First Financial Bankshares, Inc.	13,122	344,715
First Financial Corp.	894	30,083
First Merchants Corp.	1,870	42,187
German American Bancorp, Inc.	1,214	34,854
Glacier Bancorp, Inc.	31,829	773,126

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.	52,638	$3,225,657
Lakeland Financial Corp.	1,065	41,578
MB Financial, Inc.	2,618	81,655
PacWest Bancorp	9,007	412,836
Peoples Bancorp, Inc.	1,268	30,102
PNC Financial Services Group, Inc. (The)	3,407	313,308
PrivateBancorp, Inc.	1,043	36,223
Stock Yards Bancorp, Inc.	1,185	39,342
Sumitomo Mitsui Financial Group, Inc.	27,600	1,099,682
Texas Capital Bancshares, Inc.(1)	7,011	325,521
U.S. Bancorp	6,844	305,311
UMB Financial Corp.	5,075	261,565
Umpqua Holdings Corp.	23,566	389,782
United Bankshares, Inc.	11,701	438,202
Wells Fargo & Co.	22,529	1,234,364

		$12,310,767

Beverages — 1.4%
Anheuser-Busch InBev NV	9,056	$1,148,844
Asahi Group Holdings, Ltd.	15,500	479,532
Coca-Cola Co. (The)	22,149	959,052
Diageo PLC	35,090	1,047,409
Heineken NV	12,402	967,067
PepsiCo, Inc.	11,477	1,135,993
Pernod-Ricard SA	8,275	979,133

		$6,717,030

Biotechnology — 0.7%
Actelion, Ltd.	4,075	$487,846
Alexion Pharmaceuticals, Inc.(1)	850	153,314
Amgen, Inc.	5,991	944,901
Biogen Idec, Inc.(1)	1,795	735,214
Celgene Corp.(1)	2,004	243,546
Gilead Sciences, Inc.(1)	5,722	592,399
Grifols SA, Class A	6,848	277,470

		$3,434,690

Building Products — 0.2%
Daikin Industries, Ltd.	16,600	$1,082,851

		$1,082,851

Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)	7,536	$294,959
BlackRock, Inc.	909	337,621

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The)	8,601	$1,632,384
Greenhill & Co., Inc.	6,250	241,937
Invesco, Ltd.	7,448	299,931
State Street Corp.	943	70,206

		$2,877,038

Chemicals — 0.9%
Eastman Chemical Co.	11,875	$884,213
Ecolab, Inc.	7,519	868,745
LyondellBasell Industries NV, Class A	15,629	1,342,688
Monsanto Co.	3,331	401,152
Shin-Etsu Chemical Co., Ltd.	14,000	961,275

		$4,458,073

Commercial Services & Supplies — 0.4%
Covanta Holding Corp.	44,423	$962,646
Tetra Tech, Inc.	24,716	628,528
US Ecology, Inc.	6,482	316,451
Waste Connections, Inc.	507	23,814

		$1,931,439

Communications Equipment — 0.6%
Cisco Systems, Inc.	19,142	$564,881
Juniper Networks, Inc.	65,976	1,577,486
Motorola Solutions, Inc.	5,039	342,350
QUALCOMM, Inc.	4,877	353,631

		$2,838,348

Construction & Engineering — 0.5%
Ameresco, Inc., Class A(1)	35,161	$220,108
Comfort Systems USA, Inc.	2,286	42,748
Dycom Industries, Inc.(1)	3,605	159,882
EMCOR Group, Inc.	13,022	573,359
Granite Construction, Inc.	13,231	438,211
Layne Christensen Co.(1)	1,159	7,534
MYR Group, Inc.(1)	1,210	33,444
Orion Marine Group, Inc.(1)	7,402	75,500
Tutor Perini Corp.(1)	29,616	689,164

		$2,239,950

Consumer Finance — 0.2%
American Express Co.	3,386	$276,264
Capital One Financial Corp.	1,657	130,423

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services	2,393	$145,925
First Cash Financial Services, Inc.(1)	8,087	389,308

		$941,920

Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	3,091	$455,644

		$455,644

Diversified Telecommunication Services — 1.6%
Belgacom SA	28,363	$1,065,310
Deutsche Telekom AG	56,449	1,054,022
Swisscom AG	1,835	1,051,870
Telefonica SA	96,770	1,503,339
Telenor ASA	29,932	599,888
TeliaSonera AB	102,934	653,682
TELUS Corp.	3,960	140,775
Verizon Communications, Inc.	30,005	1,483,747

		$7,552,633

Electric Utilities — 1.6%
American Electric Power Co., Inc.	7,854	$452,233
Endesa SA	24,045	485,347
Eversource Energy	11,608	600,714
Fortum Oyj	33,952	772,355
Iberdrola SA	204,962	1,398,844
NextEra Energy, Inc.	10,768	1,114,057
Red Electrica Corp. SA	10,788	917,635
Southern Co. (The)	8,166	373,921
SSE PLC	26,470	641,980
Xcel Energy, Inc.	23,133	816,132

		$7,573,218

Electrical Equipment — 0.7%
Acuity Brands, Inc.	4,749	$752,622
AZZ, Inc.	12,640	574,109
Encore Wire Corp.	4,912	183,168
Generac Holdings, Inc.(1)	9,923	489,105
Hubbell, Inc., Class B	7,703	876,601
PowerSecure International, Inc.(1)	23,673	262,534
Rockwell Automation, Inc.	2,401	281,013

		$3,419,152

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	5,972	$337,179
Citizen Holdings Co., Ltd.	69,100	526,767
Corning, Inc.	73,533	1,794,205
Jabil Circuit, Inc.	47,509	1,043,773
Kyocera Corp.	17,900	905,650
TE Connectivity, Ltd.	22,121	1,595,588

		$6,203,162

Food & Staples Retailing — 1.3%
Casino Guichard-Perrachon SA	7,682	$721,857
Costco Wholesale Corp.	6,129	900,718
CVS Health Corp.	11,835	1,229,302
Koninklijke Ahold NV	53,055	994,270
Sysco Corp.	3,059	119,270
Wal-Mart Stores, Inc.	12,564	1,054,497
Walgreens Boots Alliance, Inc.	11,025	915,957

		$5,935,871

Food Products — 1.6%
Bunge, Ltd.	5,145	$420,758
Campbell Soup Co.	12,581	586,149
ConAgra Foods, Inc.	9,319	325,979
Danone SA	12,052	839,100
General Mills, Inc.	13,983	752,146
Hershey Co. (The)	10,440	1,083,463
Kellogg Co.	6,303	406,417
Kraft Foods Group, Inc.	654	41,895
Nestle SA	25,791	2,015,663
Unilever NV	23,799	1,034,275

		$7,505,845

Gas Utilities — 0.2%
Gas Natural SDG SA	30,173	$728,026

		$728,026

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	1,933	$133,667
Coloplast A/S, Class B	7,699	614,514
Essilor International SA	9,492	1,107,676
Halyard Health, Inc.(1)	590	27,164
Medtronic PLC	15,240	1,182,472
Sonova Holding AG	4,191	580,662
Zimmer Holdings, Inc.	1,721	207,191

		$3,853,346

Security	Shares	Value

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	10,694	$1,098,915
Anthem, Inc.	1,500	219,675
Cardinal Health, Inc.	2,318	203,961
Cigna Corp.	4,608	560,471
DaVita HealthCare Partners, Inc.(1)	2,226	166,060
Fresenius Medical Care AG & Co. KGaA	13,436	1,099,756
Fresenius SE & Co. KGaA	5,885	337,233
McKesson Corp.	4,934	1,128,406
UnitedHealth Group, Inc.	6,164	700,415

		$5,514,892

Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	15,318	$673,839
Wyndham Worldwide Corp.	12,016	1,099,224

		$1,773,063

Household Durables — 1.4%
Casio Computer Co., Ltd.	41,700	$731,315
Newell Rubbermaid, Inc.	42,331	1,663,185
Nikon Corp.	65,100	843,618
Sony Corp.	44,000	1,243,177
Whirlpool Corp.	10,613	2,249,425

		$6,730,720

Household Products — 1.0%
Colgate-Palmolive Co.	11,428	$809,331
Henkel AG & Co. KGaA, PFC Shares	8,357	989,338
Kimberly-Clark Corp.	4,724	518,034
Procter & Gamble Co. (The)	8,769	746,505
Reckitt Benckiser Group PLC	17,923	1,617,763

		$4,680,971

Industrial Conglomerates — 0.9%
3M Co.	6,228	$1,050,352
General Electric Co.	103,020	2,677,490
Roper Industries, Inc.	3,184	533,543

		$4,261,385

Insurance — 0.5%
ACE, Ltd.	2,488	$283,657
Aflac, Inc.	18,928	1,178,268
Aon PLC	1,407	141,206
eHealth, Inc.(1)	7,641	69,533

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	5,293	$301,119
Travelers Companies, Inc. (The)	2,816	302,551

		$2,276,334

Internet Software & Services — 0.6%
eBay, Inc.(1)	6,738	$390,198
Google, Inc., Class A(1)	1,775	998,668
Google, Inc., Class C(1)	1,775	991,160
Yahoo! Inc.(1)	9,998	442,711

		$2,822,737

IT Services — 1.7%
Accenture PLC, Class A	2,069	$186,272
Automatic Data Processing, Inc.	12,328	1,095,220
Cognizant Technology Solutions Corp., Class A(1)	5,640	352,415
Fidelity National Information Services, Inc.	2,617	176,883
Fiserv, Inc.(1)	14,599	1,139,744
International Business Machines Corp.	11,627	1,882,876
MasterCard, Inc., Class A	5,620	506,531
Paychex, Inc.	18,639	928,875
Visa, Inc., Class A	1,801	488,629
Xerox Corp.	105,086	1,434,424

		$8,191,869

Leisure Products — 0.2%
Mattel, Inc.	12,266	$322,841
Yamaha Corp.	37,500	635,860

		$958,701

Life Sciences Tools & Services — 0.4%
ICON PLC(1)	21,404	$1,477,090
Thermo Fisher Scientific, Inc.	3,170	412,100

		$1,889,190

Machinery — 2.3%
Cummins, Inc.	3,213	$456,985
Deere & Co.	1,930	174,858
Douglas Dynamics, Inc.	5,026	113,236
FANUC Corp.	5,000	960,445
Global Brass & Copper Holdings, Inc.	65,862	924,702
Greenbrier Cos., Inc. (The)	8,807	517,587
Ingersoll-Rand PLC	11,639	782,024
Komatsu, Ltd.	54,700	1,139,517
Kubota Corp.	71,000	1,157,404

Security	Shares	Value

Machinery (continued)
L.B. Foster Co., Class A	524	$25,686
Mueller Industries, Inc.	25,958	903,598
Mueller Water Products, Inc., Class A	53,180	487,129
Oshkosh Corp.	774	37,763
Proto Labs, Inc.(1)	17,080	1,214,046
RBC Bearings, Inc.	1,144	70,985
Standex International Corp.	1,275	92,438
Titan International, Inc.	31,020	309,580
Trimas Corp.(1)	19,108	572,476
Wabash National Corp.(1)	57,190	837,834

		$10,778,293

Media — 1.2%
Gannett Co., Inc.	38,956	$1,379,042
Liberty Broadband Corp., Class A(1)	228	11,824
Liberty Broadband Corp., Class C(1)	457	23,791
Liberty Media Corp., Class A(1)	10,079	388,697
Liberty Media Corp., Class C(1)	10,215	394,299
Omnicom Group, Inc.	18,488	1,470,535
Thomson Reuters Corp.	13,565	532,357
Time Warner Cable, Inc.	4,579	705,395
Vivendi SA	34,730	845,519

		$5,751,459

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	36,911	$798,385
Vedanta Resources PLC	28,012	255,647

		$1,054,032

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	5,247	$331,296
Dominion Resources, Inc.	10,684	770,209
DTE Energy Co.	10,986	901,182
E.ON SE	46,381	749,918
GDF Suez	33,864	751,381
National Grid PLC	45,081	616,647
Sempra Energy	3,678	397,960

		$4,518,593

Multiline Retail — 0.2%
Nordstrom, Inc.	9,396	$755,720

		$755,720

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Paper & Forest Products — 0.3%
International Paper Co.	26,290	$1,483,019

		$1,483,019

Personal Products — 0.6%
Beiersdorf AG	11,485	$996,710
Kao Corp.	16,500	737,732
L’Oreal SA	5,157	934,659

		$2,669,101

Pharmaceuticals — 3.7%
Actavis PLC(1)	3,064	$892,727
Astellas Pharma, Inc.	82,800	1,317,170
Bayer AG	7,039	1,041,137
Eli Lilly & Co.	6,542	459,052
GlaxoSmithKline PLC	28,525	676,366
Indivior PLC(1)	17,923	48,368
Johnson & Johnson	19,727	2,022,215
Merck KGaA	11,111	1,146,389
Mylan, Inc.(1)	10,764	617,046
Novartis AG	12,115	1,239,051
Novo Nordisk A/S, Class B	19,371	926,991
Pfizer, Inc.	52,977	1,818,170
Roche Holding AG PC	3,500	953,713
Sanofi	21,247	2,078,135
Takeda Pharmaceutical Co., Ltd.	30,700	1,572,357
UCB SA	9,497	725,515

		$17,534,402

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	779	$77,230
Healthcare Trust of America, Inc., Class A	23,954	664,724
Ryman Hospitality Properties, Inc.	15,934	957,633
Washington Real Estate Investment Trust	22,922	649,609

		$2,349,196

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	34,000	$794,412

		$794,412

Road & Rail — 0.3%
Union Pacific Corp.	12,258	$1,474,147

		$1,474,147

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	18,127	$1,177,439
NVIDIA Corp.	56,039	1,236,221

		$2,413,660

Software — 1.2%
AVG Technologies NV(1)	28,037	$632,795
CDK Global, Inc.	4,109	192,424
Intuit, Inc.	10,466	1,021,795
Microsoft Corp.	51,020	2,237,227
Oracle Corp.	32,891	1,441,284
salesforce.com, inc.(1)	2,228	154,579

		$5,680,104

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	40,397	$5,189,399
Canon, Inc.	39,400	1,281,510
EMC Corp.	5,357	155,031
FUJIFILM Holdings Corp.	36,400	1,253,276
NetApp, Inc.	36,823	1,423,209

		$9,302,425

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.	38,868	$509,948
Brookline Bancorp, Inc.	19,952	193,135
Northwest Bancshares, Inc.	16,281	192,360
Oritani Financial Corp.	42,325	605,671
Provident Financial Services, Inc.	15,383	279,971

		$1,781,085

Tobacco — 1.3%
Altria Group, Inc.	13,657	$768,753
British American Tobacco PLC	20,761	1,210,408
Imperial Tobacco Group PLC	15,000	738,186
Japan Tobacco, Inc.	26,600	839,657
Philip Morris International, Inc.	17,578	1,458,271
Reynolds American, Inc.	14,186	1,072,745

		$6,088,020

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	68,800	$956,614
NOW Inc.(1)	2,393	50,851
Sumitomo Corp.	94,400	1,038,377
Veritiv Corp.(1)	398	20,159

		$2,066,001

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Water Utilities — 0.1%
United Utilities Group PLC	46,042	$671,680

		$671,680

Wireless Telecommunication Services — 0.3%
KDDI Corp.	9,300	$645,433
SoftBank Corp.	8,600	531,141

		$1,176,574

Total Common Stocks (identified cost $192,023,515)		$216,724,243

U.S. Treasury Obligations — 18.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
3.375%, 5/15/44	$6,207	$7,194,556
3.625%, 2/15/44	4,999	6,052,936
3.875%, 8/15/40	2,666	3,326,168
4.375%, 5/15/40	2,600	3,483,732
4.625%, 2/15/40	2,952	4,089,951

		$24,147,343

U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,429,791
0.75%, 10/31/17	2,882	2,868,842
0.75%, 12/31/17	3,199	3,178,657
0.75%, 3/31/18	1,736	1,719,157
1.00%, 8/31/16	624	628,865
1.00%, 8/31/19	2,924	2,868,228
1.125%, 12/31/19	1,427	1,402,919
1.25%, 9/30/15	26	26,066
1.25%, 11/30/18	1,776	1,774,767
1.25%, 2/29/20	1,547	1,527,816
1.375%, 7/31/18	2,671	2,689,269
1.375%, 9/30/18	433	435,636
1.375%, 5/31/20	1,317	1,304,851
1.50%, 6/30/16	592	600,649
1.50%, 8/31/18	1,232	1,244,406
1.50%, 12/31/18	5,263	5,304,639
1.50%, 3/31/19	706	710,263
1.75%, 7/31/15	107	107,744
1.875%, 6/30/15	25	25,446
1.875%, 6/30/20	2,242	2,278,563
2.00%, 1/31/16	25	25,608
2.00%, 9/30/20	1,961	1,999,555

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note: (continued)
2.00%, 11/30/20	$2,142	$2,181,398
2.125%, 5/31/15	25	25,226
2.125%, 2/29/16	25	25,557
2.125%, 8/31/20	2,476	2,542,760
2.25%, 3/31/21	1,867	1,923,696
2.25%, 4/30/21(2)	5,429	5,592,603
2.375%, 7/31/17	1,232	1,277,785
2.375%, 5/31/18	721	749,576
2.50%, 4/30/15	25	24,897
2.625%, 4/30/16	65	66,824
2.625%, 1/31/18	331	346,124
2.625%, 8/15/20	3,362	3,542,813
2.75%, 11/30/16	1,116	1,158,825
2.75%, 5/31/17	328	342,867
2.75%, 12/31/17	329	345,268
2.75%, 2/28/18	329	345,681
2.875%, 3/31/18	755	796,302
3.125%, 10/31/16	857	893,891
3.125%, 4/30/17	2,281	2,399,109
3.25%, 6/30/16	24	24,806
3.25%, 7/31/16	287	298,547
3.25%, 12/31/16	715	749,479
4.25%, 8/15/15	23	23,746
4.50%, 2/15/16	23	23,827
4.50%, 5/15/17	779	843,761
5.125%, 5/15/16	159	167,527

		$60,864,632

Total U.S. Treasury Obligations (identified cost $84,539,653)		$85,011,975

Exchange-Traded Funds(3) — 17.4%

Security	Shares	Value

Municipal Bond Funds — 15.1%
Market Vectors High-Yield Municipal Index ETF	1,293,859	$40,484,848
SPDR Nuveen S&P High Yield Municipal Bond ETF	531,010	30,750,789

		$71,235,637

Short-Term Fixed Income Funds— 2.3%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,010,184

		$11,010,184

Total Exchange-Traded Funds (identified cost $78,856,759)		$82,245,821

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 17.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(4)	$83,954	$83,953,707

Total Short-Term Investments (identified cost $83,953,707)		$83,953,707

Total Investments — 99.1% (identified cost $439,373,634)		$467,935,746

Other Assets, Less Liabilities — 0.9%		$4,027,067

Net Assets — 100.0%		$471,962,813

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	28.9%	$136,228,412
Japan	6.7	31,587,542
United Kingdom	1.9	9,116,238
France	1.7	8,257,460
Switzerland	1.7	7,924,393
Germany	1.6	7,414,503
Spain	1.1	5,310,661
Belgium	0.6	2,939,669
Netherlands	0.4	1,961,337
Denmark	0.3	1,541,505
Ireland	0.3	1,477,090
Finland	0.2	772,355
Sweden	0.1	653,682
Norway	0.1	599,888
Australia	0.1	392,695
Canada	0.1	291,166
India	0.1	255,647

Common Stocks	45.9%	$216,724,243
U.S. Treasury Obligations	18.0	85,011,975
Exchange-Traded Funds	17.4	82,245,821
Short-Term Investments	17.8	83,953,707

Total Investments	99.1%	$467,935,746

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $355,419,927)	$383,982,039
Affiliated investment, at value (identified cost, $83,953,707)	83,953,707
Restricted cash*	3,083,019
Foreign currency, at value (identified cost, $212,645)	208,766
Dividends receivable	440,466
Interest receivable	411,070
Interest receivable from affiliated investment	9,314
Receivable for Fund shares sold	2,193,800
Receivable for open forward foreign currency exchange contracts	400,391
Tax reclaims receivable	43,691
Total assets	$474,726,263

Liabilities
Cash collateral due to broker	$290,000
Payable for Fund shares redeemed	1,742,539
Payable for variation margin on open financial futures contracts	162,750
Payable to affiliates:
Investment adviser and administration fee	322,707
Distribution and service fees	129,375
Accrued expenses	116,079
Total liabilities	$2,763,450
Net Assets	$471,962,813

Sources of Net Assets
Paid-in capital	$446,053,492
Accumulated net realized loss	(7,773,950)
Accumulated undistributed net investment income	1,589,214
Net unrealized appreciation	32,094,057
Total	$471,962,813

Class A Shares
Net Assets	$113,320,762
Shares Outstanding	8,761,430
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.93
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.72

Class C Shares
Net Assets	$143,772,473
Shares Outstanding	11,274,385
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$12.75

Class I Shares
Net Assets	$214,869,578
Shares Outstanding	16,552,929
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends (net of foreign taxes, $115,504)	$4,558,831
Interest	510,252
Interest allocated from affiliated investment	63,558
Expenses allocated from affiliated investment	(7,096)
Total investment income	$5,125,545

Expenses
Investment adviser and administration fee	$2,041,034
Distribution and service fees
Class A	133,396
Class C	646,647
Trustees’ fees and expenses	11,677
Custodian fee	74,733
Transfer and dividend disbursing agent fees	145,799
Legal and accounting services	23,292
Printing and postage	25,375
Registration fees	29,520
Miscellaneous	16,856
Total expenses	$3,148,329
Deduct —
Reduction of custodian fee	$5
Total expense reductions	$5

Net expenses	$3,148,324

Net investment income	$1,977,221

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(4,611,388)
Investment transactions allocated from affiliated investment	409
Financial futures contracts	(3,988,623)
Foreign currency and forward foreign currency exchange contract transactions	1,873,607
Net realized loss	$(6,725,995)
Change in unrealized appreciation (depreciation) —
Investments	$7,087,478
Financial futures contracts	1,683,863
Foreign currency and forward foreign currency exchange contracts	396,128
Net change in unrealized appreciation (depreciation)	$9,167,469

Net realized and unrealized gain	$2,441,474

Net increase in net assets from operations	$4,418,695

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
From operations —
Net investment income	$1,977,221	$2,341,957
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(6,725,995)	4,319,240
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	9,167,469	19,641,465
Net increase in net assets from operations	$4,418,695	$26,302,662
Distributions to shareholders —
From net investment income
Class A	$(463,825)	$(220,748)
Class C	—	(27,530)
Class I	(1,456,013)	(397,130)
From net realized gain
Class A	(1,032,829)	(411,032)
Class C	(1,165,717)	(360,351)
Class I	(2,099,041)	(559,043)
Total distributions to shareholders	$(6,217,425)	$(1,975,834)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,852,746	$123,825,544
Class C	31,695,046	92,211,069
Class I	63,487,925	189,438,239
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,166,852	566,322
Class C	672,869	233,627
Class I	2,036,851	440,861
Cost of shares redeemed
Class A	(15,548,620)	(63,648,635)
Class C	(8,913,994)	(7,692,919)
Class I	(68,091,593)	(29,551,539)
Net increase in net assets from Fund share transactions	$34,358,082	$305,822,569

Net increase in net assets	$32,559,352	$330,149,397

Net Assets
At beginning of period	$439,403,461	$109,254,064
At end of period	$471,962,813	$439,403,461

Accumulated undistributed net investment income included in net assets
At end of period	$1,589,214	$1,531,831

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Financial Highlights

	Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013		2012 (1)
Net asset value — Beginning of period	$13.000		$11.600	$11.080		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.061		$0.126	$0.101		$0.112
Net realized and unrealized gain	0.043		1.409	0.572		1.005

Total income from operations	$0.104		$1.535	$0.673		$1.117

Less Distributions
From net investment income	$(0.054)		$(0.047)	$(0.107)		$(0.037)
From net realized gain	(0.120)		(0.088)	(0.046)		—

Total distributions	$(0.174)		$(0.135)	$(0.153)		$(0.037)

Net asset value — End of period	$12.930		$13.000	$11.600		$11.080

Total Return(3)	0.82	%(4)	13.30%	6.13%		11.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$113,321		$100,232	$32,147		$5,007
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.30	%(6)	1.33%	1.40	%(7)	1.38	%(6)(7)
Net investment income	0.97	%(6)	0.99%	0.87%		1.12	%(6)
Portfolio Turnover	11	%(4)	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2012(1)
			2014	2013
Net asset value — Beginning of period	$12.800		$11.470	$11.020		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.013		$0.025	$0.009		$0.035
Net realized and unrealized gain	0.047		1.399	0.564		1.009

Total income from operations	$0.060		$1.424	$0.573		$1.044

Less Distributions
From net investment income	$—		$(0.006)	$(0.077)		$(0.024)
From net realized gain	(0.110)		(0.088)	(0.046)		—

Total distributions	$(0.110)		$(0.094)	$(0.123)		$(0.024)

Net asset value — End of period	$12.750		$12.800	$11.470		$11.020

Total Return(3)	0.48	%(4)	12.46%	5.24%		10.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$143,772		$120,373	$29,542		$3,062
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.05	%(6)	2.08%	2.15	%(7)	2.13	%(6)(7)
Net investment income	0.21	%(6)	0.20%	0.08%		0.36	%(6)
Portfolio Turnover	11	%(4)	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2012(1)
			2014	2013
Net asset value — Beginning of period	$13.060		$11.640	$11.100		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.077		$0.147	$0.140		$0.147
Net realized and unrealized gain	0.046		1.423	0.562		0.992

Total income from operations	$0.123		$1.570	$0.702		$1.139

Less Distributions
From net investment income	$(0.083)		$(0.062)	$(0.116)		$(0.039)
From net realized gain	(0.120)		(0.088)	(0.046)		—

Total distributions	$(0.203)		$(0.150)	$(0.162)		$(0.039)

Net asset value — End of period	$12.980		$13.060	$11.640		$11.100

Total Return(3)	0.97	%(4)	13.56%	6.39%		11.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214,870		$218,798	$47,565		$37,038
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.05	%(6)	1.09%	1.15	%(7)	1.13	%(6)(7)
Net investment income	1.22	%(6)	1.16%	1.21%		1.50	%(6)
Portfolio Turnover	11	%(4)	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

In addition to the direct expenses borne by the Fund, investing in shares of other investment companies, including Exchange-Traded Funds, subjects the Fund to a pro rata portion of their fees and expenses, which are borne indirectly by the Fund.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$439,321,993

Gross unrealized appreciation	$34,663,789
Gross unrealized depreciation	(6,050,036)

Net unrealized appreciation	$28,613,753

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2015, the investment adviser and administration fee amounted to $2,041,034 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and RBA had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and including expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies) exceeded 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2014. Pursuant to this agreement, EVM and RBA reimbursed no expenses for the six months ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2015, EVM earned $2,650 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $49,885 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2015 amounted to $133,396 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2015, the Fund paid or accrued to EVD $484,985 for Class C shares.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2015 amounted to $161,662 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2015, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$47,916,649	$39,884,127
U.S. Government and Agency Securities	33,883,647	122,200

	$81,800,296	$40,006,327

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	2,178,674	9,863,792
Issued to shareholders electing to receive payments of distributions in Fund shares	91,733	46,005
Redemptions	(1,221,744)	(4,968,726)

Net increase	1,048,663	4,941,071

Class C	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	2,526,811	7,436,261
Issued to shareholders electing to receive payments of distributions in Fund shares	53,573	19,166
Redemptions	(711,617)	(625,090)

Net increase	1,868,767	6,830,337

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	4,959,949	14,973,021
Issued to shareholders electing to receive payments of distributions in Fund shares	159,628	35,697
Redemptions	(5,325,638)	(2,337,133)

Net increase (decrease)	(206,061)	12,671,585

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

3/12/15	Euro 24,000,000	United States Dollar 27,171,120	Morgan Stanley & Co. International PLC	$311,157	$—	$311,157
3/13/15	Japanese Yen 3,600,000,000	United States Dollar 30,186,654	Morgan Stanley & Co. International PLC	89,234	—	89,234

				$400,391	$—	$400,391

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

3/15	540 E-mini MSCI Emerging Markets Index	Long	$24,496,231	$26,781,300	$2,285,069
3/15	390 E-mini S&P 500 Index	Long	40,148,454	41,004,600	856,146

					$3,141,215

At February 28, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2015, the Fund had no open derivatives with credit-related contingent features in a net liability position.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at February 28, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$3,141,215	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	400,391	(2)	—

Total		$3,541,606		$—

Derivatives not subject to master netting or similar agreements		$3,141,215		$—

Total Derivatives subject to master netting or similar agreements		$400,391		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of February 28, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Morgan Stanley & Co. International PLC	$400,391	$—	$—	$(290,000)	$110,391

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended February 28, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(3,988,623)	$1,683,863
Foreign Exchange	Forward foreign currency exchange contracts	1,957,885	400,391

Total		$(2,030,738)	$2,084,254

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended February 28, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$48,891,000	$24,265,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$17,540,551	$13,152,259		$—	$30,692,810
Consumer Staples	15,305,234	18,291,604		—	33,596,838
Financials	21,499,607	2,286,789		—	23,786,396
Health Care	16,044,539	16,181,981		—	32,226,520
Industrials	23,418,317	6,335,209		—	29,753,526
Information Technology	33,485,102	3,967,203		—	37,452,305
Materials	5,778,202	1,216,922		—	6,995,124
Telecommunication Services	1,624,522	7,104,685		—	8,729,207
Utilities	5,757,704	7,733,813		—	13,491,517

Total Common Stocks	$140,453,778	$76,270,465	*	$—	$216,724,243

U.S. Treasury Obligations	$—	$85,011,975		$—	$85,011,975
Exchange-Traded Funds	82,245,821	—		—	82,245,821
Short-Term Investments	—	83,953,707		—	83,953,707

Total Investments	$222,699,599	$245,236,147		$—	$467,935,746

Forward Foreign Currency Exchange Contracts	$—	$400,391		$—	$400,391
Futures Contracts	3,141,215	—		—	3,141,215

Total	$225,840,814	$245,636,538		$—	$471,477,352

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.15

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2015

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	1.69%	4.57%	—	10.49%
Class A with 5.75% Maximum Sales Charge	—	—	–4.16	–1.42	—	9.01
Class C at NAV	10/12/2010	10/12/2010	1.33	3.73	—	9.64
Class C with 1% Maximum Sales Charge	—	—	0.33	2.73	—	9.64
Class I at NAV	10/12/2010	10/12/2010	1.81	4.75	—	10.74
MSCI All Country World Index	—	—	0.96%	7.55%	10.70%	9.99%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.26%	2.01%	1.01%

Fund Profile

Country Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4,5

E-mini MSCI Emerging Markets Index Futures Contracts	10.6%

E-mini S&P 500 Index Futures Contracts	5.2

Apple, Inc.	2.1

Microsoft Corp.	1.1

Toyota Motor Corp.	0.9

Nestle SA	0.9

Pfizer, Inc.	0.9

General Electric Co.	0.7

JPMorgan Chase & Co.	0.7

Oracle Corp.	0.7

Total	23.8%

Equity Sector Allocation (% of net assets)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.90	$6.25	1.25%
Class C	$1,000.00	$1,013.30	$9.98	2.00%
Class I	$1,000.00	$1,018.10	$5.00	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,014.90	$9.99	2.00%
Class I	$1,000.00	$1,019.80	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 79.4%

Security	Shares	Value

Aerospace & Defense — 0.6%
Honeywell International, Inc.	12,952	$1,331,207
Precision Castparts Corp.	3,643	787,981
United Technologies Corp.	37,112	4,524,324

		$6,643,512

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	56,980	$5,796,575

		$5,796,575

Auto Components — 2.1%
Bridgestone Corp.	160,300	$6,149,247
Delphi Automotive PLC	37,223	2,934,661
Denso Corp.	83,600	3,932,577
Goodyear Tire & Rubber Co. (The)	143,700	3,841,101
Johnson Controls, Inc.	126,375	6,421,114

		$23,278,700

Automobiles — 3.1%
Fuji Heavy Industries, Ltd.	126,400	$4,309,177
General Motors Co.	197,071	7,352,719
Honda Motor Co., Ltd.	161,100	5,328,415
Mazda Motor Corp.	147,200	3,155,471
Nissan Motor Co., Ltd.	399,800	4,212,029
Toyota Motor Corp.	153,610	10,383,144

		$34,740,955

Banks — 3.2%
Bank of Nova Scotia (The)	15,358	$820,789
Bank of the Ozarks, Inc.	54,426	1,991,992
Citigroup, Inc.	30,970	1,623,447
Commonwealth Bank of Australia	32,064	2,300,215
JPMorgan Chase & Co.	127,718	7,826,559
MB Financial, Inc.	15,282	476,646
PacWest Bancorp	37,756	1,730,546
PNC Financial Services Group, Inc. (The)	10,580	972,937
PrivateBancorp, Inc.	20,912	726,274
Sumitomo Mitsui Financial Group, Inc.	109,500	4,362,871
Texas Capital Bancshares, Inc.(1)	25,443	1,181,318
U.S. Bancorp	22,773	1,015,903
UMB Financial Corp.	19,036	981,115
Umpqua Holdings Corp.	83,929	1,388,186

Security	Shares	Value

Banks (continued)
United Bankshares, Inc.	34,806	$1,303,485
Wells Fargo & Co.	119,567	6,551,076

		$35,253,359

Beverages — 2.9%
Anheuser-Busch InBev NV	38,790	$4,920,900
Asahi Group Holdings, Ltd.	92,100	2,849,347
Coca-Cola Co. (The)	135,876	5,883,431
Diageo PLC	132,759	3,962,753
Heineken NV	53,583	4,178,223
PepsiCo, Inc.	60,967	6,034,514
Pernod-Ricard SA	33,647	3,981,255

		$31,810,423

Biotechnology — 2.3%
Actelion, Ltd.	39,539	$4,733,485
Alexion Pharmaceuticals, Inc.(1)	15,460	2,788,520
Amgen, Inc.	31,861	5,025,117
Biogen Idec, Inc.(1)	11,701	4,792,612
Celgene Corp.(1)	7,066	858,731
Gilead Sciences, Inc.(1)	43,624	4,516,393
Grifols SA, Class A	65,684	2,661,412

		$25,376,270

Building Products — 0.5%
Daikin Industries, Ltd.	76,400	$4,983,725

		$4,983,725

Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)	24,170	$946,014
BlackRock, Inc.	2,980	1,106,832
Goldman Sachs Group, Inc. (The)	16,290	3,091,679
Invesco, Ltd.	23,691	954,036
State Street Corp.	9,428	701,915

		$6,800,476

Chemicals — 1.6%
Eastman Chemical Co.	49,857	$3,712,352
Ecolab, Inc.	25,041	2,893,237
LyondellBasell Industries NV, Class A	58,540	5,029,171
Monsanto Co.	15,184	1,828,609
Shin-Etsu Chemical Co., Ltd.	61,300	4,209,013

		$17,672,382

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Services & Supplies — 0.8%
Covanta Holding Corp.	232,035	$5,028,199
Tetra Tech, Inc.	116,254	2,956,339
US Ecology, Inc.	14,122	689,436
Waste Connections, Inc.	10,359	486,562

		$9,160,536

Communications Equipment — 0.6%
Cisco Systems, Inc.	117,674	$3,472,560
Juniper Networks, Inc.	92,027	2,200,365
QUALCOMM, Inc.	19,306	1,399,878

		$7,072,803

Construction & Engineering — 1.1%
Ameresco, Inc., Class A(1)	194,127	$1,215,235
Comfort Systems USA, Inc.	26,237	490,632
Dycom Industries, Inc.(1)	16,843	746,987
EMCOR Group, Inc.	98,476	4,335,898
Granite Construction, Inc.	62,289	2,063,012
Layne Christensen Co.(1)	13,497	87,731
MYR Group, Inc.(1)	13,983	386,490
Orion Marine Group, Inc.(1)	35,048	357,490
Tutor Perini Corp.(1)	123,535	2,874,659

		$12,558,134

Consumer Finance — 0.2%
American Express Co.	11,985	$977,856
Capital One Financial Corp.	10,314	811,815
Discover Financial Services	14,814	903,358

		$2,693,029

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,641,263

		$1,641,263

Diversified Telecommunication Services — 2.6%
Belgacom SA	115,328	$4,331,701
Deutsche Telekom AG	229,529	4,285,793
Swisscom AG	7,805	4,474,031
Telefonica SA	354,857	5,512,766
Telenor ASA	121,709	2,439,253
TeliaSonera AB	446,497	2,835,479
TELUS Corp.	29,006	1,031,139
Verizon Communications, Inc.	83,446	4,126,405

		$29,036,567

Security	Shares	Value

Electric Utilities — 3.1%
American Electric Power Co., Inc.	21,480	$1,236,818
Endesa SA	101,532	2,049,415
Eversource Energy	89,531	4,633,229
Fortum Oyj	146,683	3,336,808
Iberdrola SA	778,442	5,312,785
NextEra Energy, Inc.	50,281	5,202,072
Red Electrica Corp. SA	45,555	3,874,942
Southern Co. (The)	22,129	1,013,287
SSE PLC	114,356	2,773,488
Xcel Energy, Inc.	134,346	4,739,727

		$34,172,571

Electrical Equipment — 1.7%
Acuity Brands, Inc.	33,770	$5,351,870
AZZ, Inc.	77,185	3,505,743
Encore Wire Corp.	12,003	447,592
Generac Holdings, Inc.(1)	76,929	3,791,830
Hubbell, Inc., Class B	31,119	3,541,342
PowerSecure International, Inc.(1)	80,315	890,693
Rockwell Automation, Inc.	8,053	942,523

		$18,471,593

Electronic Equipment, Instruments & Components —1.5%
Amphenol Corp., Class A	19,108	$1,078,838
Citizen Holdings Co., Ltd.	168,800	1,286,806
Corning, Inc.	110,245	2,689,978
Jabil Circuit, Inc.	108,533	2,384,470
Kyocera Corp.	54,000	2,732,128
TE Connectivity, Ltd.	81,885	5,906,365

		$16,078,585

Food & Staples Retailing — 2.6%
Casino Guichard-Perrachon SA	31,236	$2,935,165
Costco Wholesale Corp.	32,507	4,777,229
CVS Health Corp.	62,890	6,532,384
Koninklijke Ahold NV	215,727	4,042,804
Sysco Corp.	23,094	900,435
Wal-Mart Stores, Inc.	61,120	5,129,802
Walgreens Boots Alliance, Inc.	58,644	4,872,143

		$29,189,962

Food Products — 3.1%
Bunge, Ltd.	31,447	$2,571,736
Campbell Soup Co.	91,731	4,273,747

ConAgra Foods, Inc.	33,513	1,172,285

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products (continued)
Danone SA	52,067	$3,625,077
General Mills, Inc.	48,293	2,597,680
Hershey Co. (The)	33,847	3,512,641
Kellogg Co.	17,937	1,156,578
Kraft Foods Group, Inc.	9,345	598,641
Nestle SA	129,843	10,147,718
Unilever NV	98,425	4,277,427

		$33,933,530

Gas Utilities — 0.3%
Gas Natural SDG SA	122,689	$2,960,287

		$2,960,287

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	15,287	$1,057,096
Coloplast A/S, Class B	33,262	2,654,887
Essilor International SA	38,595	4,503,874
Halyard Health, Inc.(1)	4,543	209,160
Medtronic PLC	80,961	6,281,764
Sonova Holding AG	18,108	2,508,859
Zimmer Holdings, Inc.	12,788	1,539,547

		$18,755,187

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	56,895	$5,846,530
Anthem, Inc.	10,136	1,484,417
Cardinal Health, Inc.	17,166	1,510,436
Cigna Corp.	15,196	1,848,290
DaVita HealthCare Partners, Inc.(1)	16,682	1,244,477
Fresenius Medical Care AG & Co. KGaA	54,632	4,471,707
Fresenius SE & Co. KGaA	25,427	1,457,067
McKesson Corp.	26,217	5,995,828
UnitedHealth Group, Inc.	21,515	2,444,749

		$26,303,501

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	54,110	$2,380,299
Wyndham Worldwide Corp.	44,562	4,076,532

		$6,456,831

Household Durables — 2.2%
Casio Computer Co., Ltd.	124,400	$2,181,670
Newell Rubbermaid, Inc.	145,557	5,718,935
Nikon Corp.	287,400	3,724,358

Security	Shares	Value

Household Durables (continued)
Sony Corp.	196,800	$5,560,391
Whirlpool Corp.	31,134	6,598,851

		$23,784,205

Household Products — 2.0%
Colgate-Palmolive Co.	40,603	$2,875,505
Henkel AG & Co. KGaA, PFC Shares	33,980	4,022,702
Kimberly-Clark Corp.	36,350	3,986,141
Procter & Gamble Co. (The)	63,786	5,430,102
Reckitt Benckiser Group PLC	66,987	6,046,370

		$22,360,820

Industrial Conglomerates — 1.4%
3M Co.	33,103	$5,582,821
General Electric Co.	313,847	8,156,884
Roper Industries, Inc.	11,167	1,871,254

		$15,610,959

Insurance — 0.3%
ACE, Ltd.	7,500	$855,075
Aon PLC	10,603	1,064,117
Marsh & McLennan Cos., Inc.	17,369	988,123
Travelers Companies, Inc. (The)	8,169	877,677

		$3,784,992

Internet Software & Services — 1.1%
eBay, Inc.(1)	17,995	$1,042,091
Google, Inc., Class A(1)	8,261	4,647,886
Google, Inc., Class C(1)	8,261	4,612,942
Yahoo! Inc.(1)	44,381	1,965,191

		$12,268,110

IT Services — 3.2%
Accenture PLC, Class A	15,807	$1,423,104
Automatic Data Processing, Inc.	63,778	5,666,038
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,190,214
Fidelity National Information Services, Inc.	20,781	1,404,588
Fiserv, Inc.(1)	74,833	5,842,212
International Business Machines Corp.	30,500	4,939,170
MasterCard, Inc., Class A	25,160	2,267,671
Paychex, Inc.	99,122	4,939,745

Visa, Inc., Class A	8,692	2,358,227
Xerox Corp.	391,236	5,340,371

		$35,371,340

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Products — 0.2%
Mattel, Inc.	46,130	$1,214,142
Yamaha Corp.	86,600	1,468,412

		$2,682,554

Life Sciences Tools & Services — 0.5%
ICON PLC(1)	65,450	$4,516,704
Thermo Fisher Scientific, Inc.	10,245	1,331,850

		$5,848,554

Machinery — 4.1%
Cummins, Inc.	14,570	$2,072,291
Deere & Co.	10,909	988,355
Douglas Dynamics, Inc.	25,950	584,653
FANUC Corp.	22,600	4,341,210
Global Brass & Copper Holdings, Inc.	222,736	3,127,213
Greenbrier Cos., Inc. (The)	19,689	1,157,123
Ingersoll-Rand PLC	61,728	4,147,504
Komatsu, Ltd.	205,500	4,281,000
Kubota Corp.	341,000	5,558,801
L.B. Foster Co., Class A	6,296	308,630
Mueller Industries, Inc.	101,384	3,529,177
Mueller Water Products, Inc., Class A	321,051	2,940,827
Oshkosh Corp.	8,861	432,328
Proto Labs, Inc.(1)	59,084	4,199,691
RBC Bearings, Inc.	7,620	472,821
Standex International Corp.	6,345	460,013
Titan International, Inc.	98,892	986,942
Trimas Corp.(1)	79,124	2,370,555
Wabash National Corp.(1)	221,509	3,245,107

		$45,204,241

Media — 1.8%
Gannett Co., Inc.	147,695	$5,228,403
Liberty Broadband Corp., Class A(1)	1,547	80,227
Liberty Broadband Corp., Class C(1)	3,095	161,126
Omnicom Group, Inc.	70,416	5,600,889
Thomson Reuters Corp.	75,534	2,964,321

Time Warner Cable, Inc.	16,261	2,505,007
Vivendi SA	150,044	3,652,894

		$20,192,867

Metals & Mining — 0.1%
Vedanta Resources PLC	125,749	$1,147,627

		$1,147,627

Security	Shares	Value

Multi-Utilities — 1.9%
Consolidated Edison, Inc.	16,823	$1,062,204
Dominion Resources, Inc.	56,814	4,095,721
DTE Energy Co.	57,433	4,711,229
E.ON SE	200,378	3,239,840
GDF Suez	146,302	3,246,180
National Grid PLC	194,759	2,664,040
Sempra Energy	12,677	1,371,651

		$20,390,865

Multiline Retail — 0.2%
Nordstrom, Inc.	33,595	$2,702,046

		$2,702,046

Paper & Forest Products — 0.6%
International Paper Co.	109,978	$6,203,859

		$6,203,859

Personal Products — 0.9%
Beiersdorf AG	48,213	$4,184,098
Kao Corp.	38,200	1,707,961
L’Oreal SA	22,281	4,038,228

		$9,930,287

Pharmaceuticals — 6.5%
Actavis PLC(1)	17,634	$5,137,842
Astellas Pharma, Inc.	365,200	5,809,548
Bayer AG	29,722	4,396,174
Eli Lilly & Co.	23,683	1,661,836
GlaxoSmithKline PLC	115,988	2,750,230
Indivior PLC(1)	66,987	180,775
Johnson & Johnson	62,411	6,397,752
Merck KGaA	47,595	4,910,662
Mylan, Inc.(1)	36,788	2,108,872
Novartis AG	50,792	5,194,706
Novo Nordisk A/S, Class B	88,954	4,256,855

Pfizer, Inc.	280,589	9,629,814
Roche Holding AG PC	13,030	3,550,537
Sanofi	71,644	7,007,384
Takeda Pharmaceutical Co., Ltd.	116,200	5,951,397
UCB SA	41,030	3,134,452

		$72,078,836

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	7,862	$779,438
Healthcare Trust of America, Inc., Class A	111,196	3,085,689
Ryman Hospitality Properties, Inc.	86,737	5,212,894

		$9,078,021

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	105,000	$2,453,331

		$2,453,331

Road & Rail — 0.6%
Union Pacific Corp.	51,284	$6,167,414

		$6,167,414

Semiconductors & Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	67,610	$4,391,608
NVIDIA Corp.	123,790	2,730,807

		$7,122,415

Software — 2.7%
AVG Technologies NV(1)	131,249	$2,962,290
CDK Global, Inc.	21,259	995,559
Intuit, Inc.	55,643	5,432,426
Microsoft Corp.	270,124	11,844,937
Oracle Corp.	174,429	7,643,479
salesforce.com, inc.(1)	14,360	996,297

		$29,874,988

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	180,285	$23,159,411
Canon, Inc.	171,800	5,587,903
EMC Corp.	39,287	1,136,966
FUJIFILM Holdings Corp.	117,900	4,059,376
NetApp, Inc.	55,775	2,155,704

		$36,099,360

Tobacco — 2.6%
Altria Group, Inc.	106,864	$6,015,375
British American Tobacco PLC	125,112	7,294,282
Imperial Tobacco Group PLC	64,806	3,189,258
Japan Tobacco, Inc.	117,600	3,712,168
Philip Morris International, Inc.	49,128	4,075,659
Reynolds American, Inc.	53,420	4,039,620

		$28,326,362

Security	Shares	Value

Trading Companies & Distributors — 0.9%
Mitsui & Co., Ltd.	340,700	$4,737,189
NOW Inc.(1)	8,680	184,450
Sumitomo Corp.	400,900	4,409,801
Veritiv Corp.(1)	1,445	73,189

		$9,404,629

Water Utilities — 0.3%
United Utilities Group PLC	194,410	$2,836,133

		$2,836,133

Wireless Telecommunication Services — 0.5%
KDDI Corp.	23,800	$1,651,754
SoftBank Corp.	53,638	3,312,712

		$4,964,466

Total Common Stocks (identified cost $727,974,531)		$876,730,037

Short-Term Investments — 19.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$218,244	$218,244,061

Total Short-Term Investments (identified cost $218,244,061)		$218,244,061

Total Investments — 99.1% (identified cost $946,218,592)		$1,094,974,098

Other Assets, Less Liabilities — 0.9%		$9,783,466

Net Assets — 100.0%		$1,104,757,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	49.0%	$540,624,444
Japan	11.6	128,402,932
United Kingdom	3.5	38,909,417
Switzerland	3.3	36,515,701
France	3.0	32,990,057
Germany	2.8	30,968,043
Spain	2.0	22,371,607
Belgium	1.1	12,387,053
Netherlands	0.8	8,221,027
Denmark	0.6	6,911,742
Ireland	0.4	4,516,704
Finland	0.3	3,336,808
Sweden	0.3	2,835,479
Norway	0.2	2,439,253
Australia	0.2	2,300,215
Canada	0.2	1,851,928
India	0.1	1,147,627

Common Stocks	79.4%	$876,730,037
Short-Term Investments	19.7	218,244,061

Total Investments	99.1%	$1,094,974,098

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $727,974,531)	$876,730,037
Affiliated investment, at value (identified cost, $218,244,061)	218,244,061
Cash	585,000
Restricted cash*	8,051,098
Foreign currency, at value (identified cost, $830,023)	814,853
Dividends receivable	1,680,306
Interest receivable from affiliated investment	24,290
Receivable for Fund shares sold	2,094,610
Receivable for open forward foreign currency exchange contracts	1,617,006
Tax reclaims receivable	295,245
Total assets	$1,110,136,506

Liabilities
Cash collateral due to broker	$1,155,000
Payable for Fund shares redeemed	2,750,846
Payable for variation margin on open financial futures contracts	301,450
Payable to affiliates:
Investment adviser and administration fee	728,103
Distribution and service fees	223,671
Accrued expenses	219,872
Total liabilities	$5,378,942
Net Assets	$1,104,757,564

Sources of Net Assets
Paid-in capital	$958,163,832
Accumulated net realized loss	(20,864,823)
Accumulated undistributed net investment income	4,943,482
Net unrealized appreciation	162,515,073
Total	$1,104,757,564

Class A Shares
Net Assets	$257,236,196
Shares Outstanding	17,151,309
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.00
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.92

Class C Shares
Net Assets	$232,859,805
Shares Outstanding	15,676,720
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$14.85

Class I Shares
Net Assets	$614,661,563
Shares Outstanding	40,936,603
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends (net of foreign taxes, $473,733)	$11,983,385
Interest allocated from affiliated investment	114,979
Expenses allocated from affiliated investment	(12,859)
Total investment income	$12,085,505

Expenses
Investment adviser and administration fee	$4,875,823
Distribution and service fees
Class A	300,458
Class C	1,099,592
Trustees’ fees and expenses	27,935
Custodian fee	158,584
Transfer and dividend disbursing agent fees	359,151
Legal and accounting services	34,534
Printing and postage	46,068
Registration fees	50,154
Miscellaneous	30,433
Total expenses	$6,982,732
Deduct —
Reduction of custodian fee	$18
Total expense reductions	$18

Net expenses	$6,982,714

Net investment income	$5,102,791

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(8,714,711)
Investment transactions allocated from affiliated investment	726
Financial futures contracts	(15,974,238)
Foreign currency and forward foreign currency exchange contract transactions	8,313,415
Net realized loss	$(16,374,808)
Change in unrealized appreciation (depreciation) —
Investments	$17,502,929
Financial futures contracts	7,666,582
Foreign currency and forward foreign currency exchange contracts	1,588,575
Net change in unrealized appreciation (depreciation)	$26,758,086

Net realized and unrealized gain	$10,383,278

Net increase in net assets from operations	$15,486,069

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
From operations —
Net investment income	$5,102,791	$8,648,344
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(16,374,808)	36,039,234
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	26,758,086	75,508,110
Net increase in net assets from operations	$15,486,069	$120,195,688
Distributions to shareholders —
From net investment income
Class A	$(1,416,238)	$(844,181)
Class I	(5,568,354)	(2,217,111)
From net realized gain
Class A	(1,089,155)	—
Class C	(1,002,366)	—
Class I	(2,985,192)	—
Total distributions to shareholders	$(12,061,305)	$(3,061,292)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$47,603,909	$183,447,564
Class C	28,718,794	119,783,476
Class I	108,896,364	485,683,540
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,607,096	557,489
Class C	436,497	—
Class I	3,115,456	532,983
Cost of shares redeemed
Class A	(41,389,798)	(99,869,203)
Class C	(18,238,671)	(18,224,145)
Class I	(212,264,097)	(82,381,958)
Net increase (decrease) in net assets from Fund share transactions	$(81,514,450)	$589,529,746

Net increase (decrease) in net assets	$(78,089,686)	$706,664,142

Net Assets
At beginning of period	$1,182,847,250	$476,183,108
At end of period	$1,104,757,564	$1,182,847,250

Accumulated undistributed net investment income included in net assets
At end of period	$4,943,482	$6,825,283

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Financial Highlights

	Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$14.900		$12.600	$10.850	$9.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.064		$0.145	$0.124	$0.102	$0.047
Net realized and unrealized gain (loss)	0.185		2.219	1.755	0.836	(0.077)

Total income (loss) from operations	$0.249		$2.364	$1.879	$0.938	$(0.030)

Less Distributions
From net investment income	$(0.084)		$(0.064)	$(0.129)	$(0.058)	$—
From net realized gain	(0.065)		—	—	—	—

Total distributions	$(0.149)		$(0.064)	$(0.129)	$(0.058)	$—

Net asset value — End of period	$15.000		$14.900	$12.600	$10.850	$9.970

Total Return(3)	1.69	%(4)	18.79%	17.47%	9.46%	(0.30	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$257,236		$247,408	$132,450	$90,061	$110,839
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)	1.26%	1.32%	1.35%	1.43	%(6)
Net investment income	0.89	%(6)	1.02%	1.04%	1.00%	0.49	%(6)
Portfolio Turnover	6	%(4)	49%	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$14.720		$12.490	$10.750	$9.890	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.011		$0.035	$0.034	$0.025	$(0.026)
Net realized and unrealized gain (loss)	0.184		2.195	1.744	0.835	(0.084)

Total income (loss) from operations	$0.195		$2.230	$1.778	$0.860	$(0.110)

Less Distributions
From net investment income	$—		$—	$(0.038)	$—	$—
From net realized gain	(0.065)		—	—	—	—

Total distributions	$(0.065)		$—	$(0.038)	$—	$—

Net asset value — End of period	$14.850		$14.720	$12.490	$10.750	$9.890

Total Return(3)	1.33	%(4)	17.85%	16.58%	8.70%	(1.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$232,860		$219,687	$95,752	$66,254	$81,599
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.00	%(6)	2.01%	2.07%	2.10%	2.18	%(6)
Net investment income (loss)	0.15	%(6)	0.25%	0.29%	0.25%	(0.27	)%(6)
Portfolio Turnover	6	%(4)	49%	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$14.930		$12.620	$10.860	$9.990	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.084		$0.183	$0.151	$0.126	$0.067
Net realized and unrealized gain (loss)	0.181		2.214	1.765	0.828	(0.077)

Total income (loss) from operations	$0.265		$2.397	$1.916	$0.954	$(0.010)

Less Distributions
From net investment income	$(0.120)		$(0.087)	$(0.156)	$(0.084)	$—
From net realized gain	(0.065)		—	—	—	—

Total distributions	$(0.185)		$(0.087)	$(0.156)	$(0.084)	$—

Net asset value — End of period	$15.010		$14.930	$12.620	$10.860	$9.990

Total Return(3)	1.81	%(4)	19.04%	17.84%	9.63%	(0.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$614,662		$715,752	$247,981	$145,897	$225,484
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.00	%(6)	1.01%	1.07%	1.10%	1.18	%(6)
Net investment income	1.17	%(6)	1.27%	1.26%	1.24%	0.70	%(6)
Portfolio Turnover	6	%(4)	49%	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

17

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in

18

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$946,355,073

Gross unrealized appreciation	$167,434,953
Gross unrealized depreciation	(18,815,928)

Net unrealized appreciation	$148,619,025

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended February 28, 2015, the investment adviser and administration fee amounted to $4,875,823 or 0.87% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2015, EVM earned $3,116 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $73,735 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2015 amounted to $300,458 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2015, the Fund paid or accrued to EVD $824,694 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2015 amounted to $274,898 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. For the six months ended February 28, 2015, the Fund was informed that EVD received approximately $6,000 and $600 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $60,695,541 and $197,430,657, respectively, for the six months ended February 28, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	3,274,366	12,924,884
Issued to shareholders electing to receive payments of distributions in Fund shares	109,849	39,707
Redemptions	(2,840,656)	(6,866,908)

Net increase	543,559	6,097,683

Class C	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	2,000,782	8,545,010
Issued to shareholders electing to receive payments of distributions in Fund shares	30,083	—
Redemptions	(1,273,699)	(1,289,839)

Net increase	757,166	7,255,171

Class I	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	7,480,232	34,064,438
Issued to shareholders electing to receive payments of distributions in Fund shares	212,804	37,935
Redemptions	(14,693,760)	(5,814,344)

Net increase (decrease)	(7,000,724)	28,288,029

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at February 28, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

3/12/15	Euro 97,000,000	United States Dollar 109,816,610	Morgan Stanley & Co. International PLC	$1,257,591	$—	$1,257,591
3/13/15	Japanese Yen 14,500,000,000	United States Dollar 121,585,135	Morgan Stanley & Co. International PLC	359,415	—	359,415

				$1,617,006	$—	$1,617,006

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

3/15	2,360 E-mini MSCI Emerging Markets Index	Long	$107,057,600	$117,044,200	$9,986,600
3/15	550 E-mini S&P 500 Index	Long	55,618,519	57,827,000	2,208,481

					$12,195,081

At February 28, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2015, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at February 28, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$12,195,081	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	1,617,006	(2)	—

Total		$13,812,087		$—

Derivatives not subject to master netting or similar agreements		$12,195,081		$—

Total Derivatives subject to master netting or similar agreements		$1,617,006		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of February 28, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Morgan Stanley & Co. International PLC	$1,617,006	$—	$—	$(1,155,000)	$462,006

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended February 28, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(15,974,238)	$7,666,582
Foreign Exchange	Forward foreign currency exchange contracts	8,640,963	1,617,006

Total		$(7,333,275)	$9,283,588

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of derivative contracts outstanding during the six months ended February 28, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$142,146,000	$101,654,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$59,780,373	$54,057,785		$—	$113,838,158
Consumer Staples	76,435,648	79,115,736		—	155,551,384
Financials	52,588,054	9,116,417		—	61,704,471
Health Care	78,409,112	69,953,236		—	148,362,348
Industrials	105,689,592	28,311,726		—	134,001,318
Information Technology	130,221,388	13,666,213		—	143,887,601
Materials	19,667,228	5,356,640		—	25,023,868
Telecommunication Services	5,157,544	28,843,489		—	34,001,033
Utilities	28,065,938	32,293,918		—	60,359,856

Total Common Stocks	$556,014,877	$320,715,160	*	$—	$876,730,037

Short-Term Investments	$—	$218,244,061		$—	$218,244,061

Total Investments	$556,014,877	$538,959,221		$—	$1,094,974,098

Forward Foreign Currency Exchange Contracts	$—	$1,617,006		$—	$1,617,006
Futures Contracts	12,195,081	—		—	12,195,081

Total	$568,209,958	$540,576,227		$—	$1,108,786,185

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773 2.28.15

Eaton Vance

Richard Bernstein Market Opportunities Fund

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operations of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2015

Eaton Vance

Richard Bernstein Market Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/02/2014	09/02/2014	—	—	—	2.42%
Class A with 5.75% Maximum Sales Charge	—	—	—	—	—	–3.47
Class C at NAV	09/02/2014	09/02/2014	—	—	—	2.02
Class C with 1% Maximum Sales Charge	—	—	—	—	—	1.02
Class I at NAV	09/02/2014	09/02/2014	—	—	—	2.57
MSCI All Country World Index	—	—	0.96%	7.55%	10.70%	1.04%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				3.66%	4.41%	3.41%
Net				3.59	4.34	3.34

Fund Profile

Country Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,7

SPDR Nuveen S&P High Yield Municipal Bond ETF	16.7%

E-mini S&P 500 Index Futures Contracts	11.6

E-mini MSCI Emerging Markets Index Futures Contracts	9.2

iShares MSCI Taiwan ETF	3.7

iShares MSCI Chile Capped ETF	1.9

JPMorgan Chase & Co.	1.2

Whirlpool Corp.	1.0

Microsoft Corp.	0.9

Takeda Pharmaceutical Co., Ltd.	0.9

U.S. Treasury STRIPS (Principal), 0.00%, 2/15/41	0.9

Total	48.0%

Asset Allocation (% of net assets)4,5,6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/15. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[6]	Net of long and short exposures.

[7]	Excludes cash, cash equivalents and securities sold short.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 2, 2014 – February 28, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/2/14)	Ending Account Value (2/28/15)	Expenses Paid During Period (9/2/14 – 2/28/15)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,024.20	$15.22	***	3.05%
Class C	$1,000.00	$1,020.20	$20.02	***	4.02%
Class I	$1,000.00	$1,025.70	$12.99	***	2.60%

*     The Fund had not commenced operations on September 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the period from commencement of operations on September 2, 2014 to February 28, 2015). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 2, 2014.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period (9/1/14 – 2/28/15)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,009.70	$15.20	***	3.05%
Class C	$1,000.00	$1,004.90	$19.98	***	4.02%
Class I	$1,000.00	$1,011.90	$12.97	***	2.60%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 2, 2014.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 60.0%

Security	Shares	Value

Auto Components — 2.2%
Bridgestone Corp.	2,500	$95,902
Denso Corp.	2,000	94,081
Gentex Corp.	5,254	92,576
Johnson Controls, Inc.(1)	4,357	221,379
Superior Industries International, Inc.	5,026	97,605

		$601,543

Automobiles — 3.9%
Fuji Heavy Industries, Ltd.	3,000	$102,275
General Motors Co.(1)	6,114	228,113
Honda Motor Co., Ltd.	6,800	224,912
Mazda Motor Corp.	3,500	75,028
Mitsubishi Motors Corp.	18,000	159,311
Nissan Motor Co., Ltd.	9,400	99,032
Toyota Motor Corp.	2,700	182,504

		$1,071,175

Banks — 1.8%
Grupo Elektra SAB de CV(2)	2,822	$94,698
Grupo Financiero Banorte SAB de CV, Class O	13,119	70,993
JPMorgan Chase & Co.(1)	5,168	316,695

		$482,386

Beverages — 0.8%
Arca Continental SAB de CV(2)	11,397	$72,448
Coca-Cola Femsa SAB de CV, Series L	7,698	66,370
Fomento Economico Mexicano SAB de CV, Series UBD(2)	9,415	89,561

		$228,379

Building Products — 0.3%
Daikin Industries, Ltd.	1,200	$78,278

		$78,278

Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)(1)	1,247	$236,668

		$236,668

Chemicals — 2.2%
Dow Chemical Co. (The)(1)	2,086	$102,715
E.I. du Pont de Nemours & Co.(1)	1,667	129,776
LyondellBasell Industries NV, Class A	923	79,295
Nitto Denko Corp.	1,500	95,284
RPM International, Inc.	1,648	83,306

Security	Shares	Value

Chemicals (continued)
Shin-Etsu Chemical Co., Ltd.	1,400	$96,128

		$586,504

Commercial Services & Supplies — 1.2%
Covanta Holding Corp.(1)	5,272	$114,244
McGrath RentCorp	2,634	84,262
Viad Corp.(1)	4,418	117,342

		$315,848

Communications Equipment — 2.0%
Juniper Networks, Inc.(1)	8,682	$207,587
Motorola Solutions, Inc.(1)	1,435	97,494
NETGEAR, Inc.(2)	2,970	95,753
QUALCOMM, Inc.(1)	1,926	139,654

		$540,488

Construction & Engineering — 3.5%
Chiyoda Corp.	21,000	$170,577
Comfort Systems USA, Inc.	5,109	95,538
Dycom Industries, Inc.(1)(2)	2,812	124,712
EMCOR Group, Inc.	2,229	98,143
Granite Construction, Inc.	2,454	81,277
JGC Corp.	8,000	164,386
MYR Group, Inc.(2)	3,310	91,488
Promotora y Operadora de Infraestructura SAB de CV(2)	5,913	71,103
Tutor Perini Corp.(2)	2,799	65,133

		$962,357

Distributors — 0.9%
Core-Mark Holding Co., Inc.(1)	2,010	$141,343
Genuine Parts Co.	962	92,429

		$233,772

Diversified Telecommunication Services — 0.5%
IDT Corp., Class B(1)	6,269	$131,962

		$131,962

Electrical Equipment — 1.9%
Acuity Brands, Inc.(1)	923	$146,277
AZZ, Inc.	1,850	84,027
Encore Wire Corp.	1,827	68,129
Generac Holdings, Inc.(1)(2)	2,557	126,035
Hubbell, Inc., Class B(1)	878	99,916

		$524,384

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.2%
Alps Electric Co., Ltd.	3,700	$83,237
Corning, Inc.(1)	9,788	238,827
Jabil Circuit, Inc.(1)	7,567	166,247
Taiyo Yuden Co., Ltd.	7,500	91,094
TE Connectivity, Ltd.(1)	3,158	227,787
Yokogawa Electric Corp.	6,700	71,202

		$878,394

Food Products — 0.7%
Cal-Maine Foods, Inc.	2,474	$93,097
Kikkoman Corp.	3,000	86,982

		$180,079

Health Care Equipment & Supplies — 0.6%
Olympus Corp.(2)	2,200	$79,716
Terumo Corp.	3,200	88,350

		$168,066

Hotels, Restaurants & Leisure — 1.8%
Cracker Barrel Old Country Store, Inc.(1)	776	$117,199
McDonald’s Corp.(1)	1,348	133,317
Red Robin Gourmet Burgers, Inc.(2)	1,332	111,182
Ruth’s Hospitality Group, Inc.(1)	8,818	134,563

		$496,261

Household Durables — 2.8%
Casio Computer Co., Ltd.	11,400	$199,928
Garmin, Ltd.	1,504	74,644
Nikon Corp.	5,500	71,273
Sony Corp.	4,500	127,143
Whirlpool Corp.(1)	1,341	284,225

		$757,213

Independent Power and Renewable Electricity Producers — 0.3%
Dynegy, Inc.(2)	2,533	$70,595

		$70,595

Industrial Conglomerates — 0.2%
Grupo Carso SAB de CV, Series A1	10,687	$48,569

		$48,569

Security	Shares	Value

Internet & Catalog Retail — 0.3%
PetMed Express, Inc.	5,557	$85,522

		$85,522

Internet Software & Services — 0.4%
j2 Global, Inc.	1,456	$97,916

		$97,916

IT Services — 3.0%
Accenture PLC, Class A(1)	1,285	$115,689
Automatic Data Processing, Inc.(1)	1,178	104,654
Broadridge Financial Solutions, Inc.	1,815	96,612
Paychex, Inc.(1)	2,031	101,215
Sykes Enterprises, Inc.(1)(2)	4,646	108,019
TeleTech Holdings, Inc.(2)	3,644	88,549
Xerox Corp.(1)	14,197	193,789

		$808,527

Leisure Products — 0.6%
Hasbro, Inc.	1,535	$95,654
Mattel, Inc.	2,438	64,168

		$159,822

Life Sciences Tools & Services — 0.4%
Cambrex Corp.(2)	3,055	$104,634

		$104,634

Machinery — 4.8%
Douglas Dynamics, Inc.	3,878	$87,371
FANUC Corp.	500	96,044
Global Brass & Copper Holdings, Inc.	5,072	71,211
Komatsu, Ltd.	3,900	81,245
Kubota Corp.	12,000	195,618
L.B. Foster Co., Class A	1,486	72,844
Minebea Co., Ltd.	6,000	90,609
Mueller Water Products, Inc., Class A	10,306	94,403
NGK Insulators, Ltd.	8,000	155,914
Okuma Corp.	9,000	86,804
RBC Bearings, Inc.	1,334	82,775
Trimas Corp.(2)	2,903	86,974
Wabash National Corp.(2)	6,081	89,087

		$1,290,899

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 0.2%
Grupo Televisa SAB, Series CPO(2)	9,757	$66,565

		$66,565

Metals & Mining — 0.5%
Industrias Penoles SAB de CV	7,083	$150,509

		$150,509

Multiline Retail — 0.2%
El Puerto de Liverpool SAB de CV(2)	5,388	$61,065

		$61,065

Pharmaceuticals — 1.9%
Astellas Pharma, Inc.	6,500	$103,401
Sumitomo Dainippon Pharma Co., Ltd.	15,500	169,207
Takeda Pharmaceutical Co., Ltd.	4,700	240,719

		$513,327

Professional Services — 1.0%
Heidrick & Struggles International, Inc.	4,434	$106,150
Resources Connection, Inc.	4,439	78,659
RPX Corp.(2)	6,457	94,143

		$278,952

Road & Rail — 0.8%
Marten Transport, Ltd.	3,881	$90,000
Werner Enterprises, Inc.(1)	3,928	125,971

		$215,971

Semiconductors & Semiconductor Equipment — 3.5%
Alpha & Omega Semiconductor, Ltd.(2)	10,553	$93,605
Analog Devices, Inc.	1,699	99,459
KLA-Tencor Corp.(1)	2,225	144,525
Linear Technology Corp.	1,852	89,239
Microchip Technology, Inc.	1,694	86,851
NVIDIA Corp.(1)	10,017	220,975
Texas Instruments, Inc.(1)	2,177	128,008
Xilinx, Inc.	1,992	84,401

		$947,063

Software — 2.1%
AVG Technologies NV(2)	4,701	$106,102
CDK Global, Inc.	392	18,357
Microsoft Corp.(1)	5,784	253,628

Security	Shares	Value

Software (continued)
Trend Micro, Inc.	6,000	$204,393

		$582,480

Specialty Retail — 2.7%
ANN, Inc.(2)	1,877	$67,403
Brown Shoe Co., Inc.	3,292	98,760
Destination Maternity Corp.	3,381	55,381
DSW, Inc., Class A	1,950	73,495
GameStop Corp., Class A	1,694	62,627
Gap, Inc. (The)	1,809	75,254
Rent-A-Center, Inc.	3,323	91,715
Stein Mart, Inc.(1)	7,388	121,459
Zumiez, Inc.(2)	2,002	77,718

		$723,812

Technology Hardware, Storage & Peripherals — 1.6%
Canon, Inc.	2,900	$94,325
Konica Minolta, Inc.	7,200	73,562
NetApp, Inc.(1)	4,765	184,167
Ricoh Co., Ltd.	7,400	73,544

		$425,598

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	1,864	$81,177

		$81,177

Tobacco — 0.8%
Japan Tobacco, Inc.	6,500	$205,179

		$205,179

Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	1,998	$87,532
Mitsui & Co., Ltd.	14,600	203,002
Sumitomo Corp.	18,000	197,996
Toyota Tsusho Corp.	7,800	216,255

		$704,785

Transportation Infrastructure — 0.6%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,613	$71,815
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	6,380	87,715

		$159,530

Total Common Stocks (identified cost $15,545,737)		$16,256,254

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 9.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury STRIPS (Principal):
0.00%, 2/15/41	$469	$239,690
0.00%, 8/15/41	473	237,548
0.00%, 11/15/41	448	220,727
0.00%, 2/15/42	479	235,056
0.00%, 5/15/42	458	222,404
0.00%, 8/15/42	485	234,031
0.00%, 11/15/42	463	221,650
0.00%, 2/15/43	471	223,972
0.00%, 5/15/43	474	223,929
0.00%, 8/15/43	479	225,304
0.00%, 11/15/43	469	218,701

Total U.S. Treasury Obligations (identified cost $2,656,341)		$2,503,012

Exchange-Traded Funds(3) — 22.3%

Security	Shares	Value

Equity Funds — 5.6%
iShares MSCI Chile Capped ETF	12,530	$517,614
iShares MSCI Taiwan ETF	62,934	1,006,315

		$1,523,929

Municipal Bond Funds — 16.7%
SPDR Nuveen S&P High Yield Municipal Bond ETF	77,876	$4,509,799

		$4,509,799

Total Exchange-Traded Funds (identified cost $5,964,168)		$6,033,728

Short-Term Investments — 22.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(4)	$5,970	$5,969,722

Total Short-Term Investments (identified cost $5,969,722)		$5,969,722

Total Investments — 113.5% (identified cost $30,135,968)		$30,762,716

Other Assets, Less Liabilities — (13.5)%		$(3,663,857)

Net Assets — 100.0%		$27,098,859

STRIPS	–	Separate Trading of Registered Interest and Principal Securities

(1)	Security (or a portion thereof) has been pledged to cover collateral requirements on securities sold short.

(2)	Non-income producing security.

(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

Securities Sold Short — (17.8)%

Exchange-Traded Funds — (17.8)%

Security	Shares	Value

Equity Funds — (17.8)%
Alerian MLP ETF	(91,100)	$(1,554,166)
iShares MSCI Brazil Capped ETF	(49,377)	(1,746,958)
Market Vectors Russia ETF	(85,829)	(1,529,473)

Total Exchange-Traded Funds (proceeds $5,401,152)		$(4,830,597)

Total Securities Sold Short (proceeds $5,401,152)		$(4,830,597)

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	37.1%	$10,052,617
Japan	18.6	5,024,440
Mexico	3.5	951,410
Switzerland	0.8	227,787

Common Stocks	60.0%	$16,256,254
U.S. Treasury Obligations	9.2	2,503,012
Exchange-Traded Funds	22.3	6,033,728
Short-Term Investments	22.0	5,969,722

Total Investments	113.5%	$30,762,716

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $24,166,246)	$24,792,994
Affiliated investment, at value (identified cost, $5,969,722)	5,969,722
Cash	1,036,940
Restricted cash*	230,500
Dividends receivable	27,821
Interest receivable from affiliated investment	779
Receivable for open forward foreign currency exchange contracts	14,129
Tax reclaims receivable	696
Receivable from affiliates	6,492
Total assets	$32,080,073

Liabilities
Payable for securities sold short, at value (proceeds, $5,401,152)	$4,830,597
Payable for variation margin on open financial futures contracts	12,900
Payable to affiliates:
Investment adviser and administration fee	25,599
Distribution and service fees	194
Accrued expenses	111,924
Total liabilities	$4,981,214
Net Assets	$27,098,859

Sources of Net Assets
Paid-in capital	$26,502,723
Accumulated net realized loss	(819,035)
Accumulated net investment loss	(115,752)
Net unrealized appreciation	1,530,923
Total	$27,098,859

Class A Shares
Net Assets	$145,456
Shares Outstanding	14,253
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.21
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.83

Class C Shares
Net Assets	$215,415
Shares Outstanding	21,158
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.18

Class I Shares
Net Assets	$26,737,988
Shares Outstanding	2,616,793
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Period Ended February 28, 2015(1)
Dividends (net of foreign taxes, $5,003)	$287,639
Interest	6,946
Interest allocated from affiliated investment	4,272
Expenses allocated from affiliated investment	(488)
Total investment income	$298,369

Expenses
Investment adviser and administration fee	$156,492
Distribution and service fees
Class A	110
Class C	653
Trustees’ fees and expenses	886
Custodian fee	28,999
Transfer and dividend disbursing agent fees	1,087
Legal and accounting services	28,578
Printing and postage	5,158
Registration fees	29,795
Dividend expense on securities sold short	109,783
Prime broker fees	28,090
Miscellaneous	5,809
Total expenses	$395,440
Deduct —
Reduction of custodian fee	$9
Allocation of expenses to affiliates	69,330
Total expense reductions	$69,339

Net expenses	$326,101

Net investment loss	$(27,732)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(676,575)
Investment transactions allocated from affiliated investment	28
Securities sold short	143,705
Financial futures contracts	(436,447)
Swap contracts	1,251
Foreign currency and forward foreign currency exchange contract transactions	156,776
Net realized loss	$(811,262)
Change in unrealized appreciation (depreciation) —
Investments	$626,748
Securities sold short	570,555
Financial futures contracts	319,417
Foreign currency and forward foreign currency exchange contracts	14,203
Net change in unrealized appreciation (depreciation)	$1,530,923

Net realized and unrealized gain	$719,661

Net increase in net assets from operations	$691,929

(1)	For the period from the start of business, September 2, 2014, to February 28, 2015.

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended February 28, 2015 (Unaudited) (1)
From operations —
Net investment loss	$(27,732)
Net realized loss from investment transactions, securities sold short, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(811,262)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, foreign currency and forward foreign currency exchange contracts	1,530,923
Net increase in net assets from operations	$691,929
Distributions to shareholders —
From net investment income
Class A	$(284)
Class C	(365)
Class I	(87,371)
From net realized gain
Class A	(30)
Class C	(56)
Class I	(7,687)
Total distributions to shareholders	$(95,793)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$147,211
Class C	236,517
Class I	26,088,010
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	314
Class C	421
Class I	95,058
Cost of shares redeemed
Class A	(5,641)
Class C	(29,463)
Class I	(29,704)
Net increase in net assets from Fund share transactions	$26,502,723

Net increase in net assets	$27,098,859

Net Assets
At beginning of period	$—
At end of period	$27,098,859

Accumulated net investment loss included in net assets
At end of period	$(115,752)

(1)	For the period from the start of business, September 2, 2014, to February 28, 2015.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Financial Highlights

	Class A
	Period Ended February 28, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.034)
Net realized and unrealized gain	0.276

Total income from operations	$0.242

Less Distributions
From net investment income	$(0.029)
From net realized gain	(0.003)

Total distributions	$(0.032)

Net asset value — End of period	$10.210

Total Return(3)	2.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145
Ratios (as a percentage of average daily net assets):
Expenses(5)	3.05	%(6)(7)(8)
Net investment loss	(0.70	)%(8)
Portfolio Turnover	43	%(4)

(1)	For the period from the start of business, September 2, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes dividend expense and prime broker fees on securities sold short of 1.30% for the period from the start of business, September 2, 2014, to February 28, 2015.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.55% of average daily net assets for the period from the start of business, September 2, 2014, to February 28, 2015). Absent this subsidy, total return would be lower.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Financial Highlights — continued

	Class C
	Period Ended February 28, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.079)
Net realized and unrealized gain	0.281

Total income from operations	$0.202

Less Distributions
From net investment income	$(0.019)
From net realized gain	(0.003)

Total distributions	$(0.022)

Net asset value — End of period	$10.180

Total Return(3)	2.02	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215
Ratios (as a percentage of average daily net assets):
Expenses(5)	4.02	%(6)(7)(8)
Net investment loss	(1.62	)%(8)
Portfolio Turnover	43	%(4)

(1)	For the period from the start of business, September 2, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes dividend expense and prime broker fees on securities sold short of 1.52% for the period from the start of business, September 2, 2014, to February 28, 2015.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.55% of average daily net assets for the period from the start of business, September 2, 2014, to February 28, 2015). Absent this subsidy, total return would be lower.

(8)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Period Ended February 28, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.010)
Net realized and unrealized gain	0.267

Total income from operations	$0.257

Less Distributions
From net investment income	$(0.034)
From net realized gain	(0.003)

Total distributions	$(0.037)

Net asset value — End of period	$10.220

Total Return(3)	2.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,738
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.60	%(6)(7)(8)
Net investment loss	(0.21	)%(8)
Portfolio Turnover	43	%(4)

(1)	For the period from the start of business, September 2, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Includes dividend expense and prime broker fees on securities sold short of 1.10% for the period from the start of business, September 2, 2014, to February 28, 2015.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.55% of average daily net assets for the period from the start of business, September 2, 2014, to February 28, 2015). Absent this subsidy, total return would be lower.

(8)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Market Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 2, 2014. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

15

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in

16

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Securities Sold Short — A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Fund pledges liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Fund is required to repay the lender any dividends. The proceeds received from a short sale are recorded as a liability and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Dividends payable on securities sold short are recorded as an expense. SSBT facilitates the short sales transactions for the Fund and is paid a fee for its services, which is recognized as “Prime broker fees” on the Statement of Operations.

N  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,129,022

Gross unrealized appreciation	$1,456,054
Gross unrealized depreciation	(822,360)

Net unrealized appreciation	$633,694

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.25% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended February 28, 2015, the investment adviser and administration fee amounted to $156,492 or 1.25% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and RBA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as dividend expense and prime broker fees on securities sold short, taxes or litigation expenses) exceed 1.75%, 2.50% and 1.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2015. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and RBA were allocated $69,330 in total of the Fund’s operating expenses for the period ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended February 28, 2015, EVM earned $94 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter,

17

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

received $78 as its portion of the sales charge on sales of Class A shares for the period ended February 28, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 28, 2015 amounted to $110 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended February 28, 2015, the Fund paid or accrued to EVD $490 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended February 28, 2015 amounted to $163 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended February 28, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including securities sold short, for the period ended February 28, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$27,067,692	$10,416,666
U.S. Government and Agency Securities	2,649,395	—

	$29,717,087	$10,416,666

18

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended February 28, 2015 (Unaudited)(1)

Sales	14,790
Issued to shareholders electing to receive payments of distributions in Fund shares	31
Redemptions	(568)

Net increase	14,253

Class C	Period Ended February 28, 2015 (Unaudited)(1)

Sales	24,084
Issued to shareholders electing to receive payments of distributions in Fund shares	41
Redemptions	(2,967)

Net increase	21,158

Class I	Period Ended February 28, 2015 (Unaudited)(1)

Sales	2,610,406
Issued to shareholders electing to receive payments of distributions in Fund shares	9,347
Redemptions	(2,960)

Net increase	2,616,793

(1)	For the period from the start of business, September 2, 2014, to February 28, 2015.

At February 28, 2015, EVM owned 94.6% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

19

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at February 28, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

3/13/15	Japanese Yen 570,000,000	United States Dollar 4,779,554	Morgan Stanley & Co. International PLC	$14,129	$—	$14,129

				$14,129	$—	$14,129

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

3/15	50 E-mini MSCI Emerging Markets Index	Long	$2,268,170	$2,479,750	$211,580
3/15	30 E-mini S&P 500 Index	Long	3,046,363	3,154,200	107,837

					$319,417

At February 28, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts and/or total return swap contracts thereon to enhance return and as a substitution for the purchase or sale of securities.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The Fund enters into forward foreign currency exchange contracts and swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2015, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

20

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$319,417	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	14,129	(2)	—

Total		$333,546		$—

Derivatives not subject to master netting or similar agreements		$319,417		$—

Total Derivatives subject to master netting or similar agreements		$14,129		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of February 28, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Morgan Stanley & Co. International PLC	$14,129	$—	$—	$—	$14,129

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended February 28, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(436,447)	$319,417
Equity Price	Swap contracts	1,251	—
Foreign Exchange	Forward foreign currency exchange contracts	107,052	14,129

Total		$(328,144)	$333,546

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

21

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of derivative contracts outstanding during the period ended February 28, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts	Swap Contracts

$2,987,000	$2,522,000	$16,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended February 28, 2015.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,906,541	$1,431,387		$—	$4,337,928
Consumer Staples	321,476	292,161		—	613,637
Financials	719,053	—		—	719,053
Health Care	104,634	681,393		—	786,027
Industrials	2,842,843	1,736,730		—	4,579,573
Information Technology	3,589,109	691,357		—	4,280,466
Materials	545,601	191,412		—	737,013
Telecommunication Services	131,962	—		—	131,962
Utilities	70,595	—		—	70,595

Total Common Stocks	$11,231,814	$5,024,440	*	$—	$16,256,254
U.S. Treasury Obligations	$—	$2,503,012		$—	$2,503,012
Exchange-Traded Funds	6,033,728	—		—	6,033,728
Short-Term Investments	—	5,969,722		—	5,969,722

Total Investments	$17,265,542	$13,497,174		$—	$30,762,716
Forward Foreign Currency Exchange Contracts	$—	$14,129		$—	$14,129
Futures Contracts	319,417	—		—	319,417

Total	$17,584,959	$13,511,303		$—	$31,096,262

Liability Description
Securities Sold Short	$(4,830,597)	$—		$—	$(4,830,597)

Total	$(4,830,597)	$—		$—	$(4,830,597)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

23

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on June 9, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Richard Bernstein Market Opportunities Fund (the “Fund”), a series of Eaton Vance Growth Trust, with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Richard Bernstein Advisors LLC (the “Sub-adviser”). The Board reviewed information furnished for the June 9, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser and Sub-adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and the Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and

24

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Board of Trustees’ Contract Approval — continued

Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser. In particular, the Board evaluated the abilities and experience of such personnel in investing in long and short positions in equity securities of U.S. and foreign companies of any size, fixed-income securities including cash and cash equivalents, currencies, commodities, exchange-traded notes, exchange-traded funds (“ETFs”) and other pooled investment vehicles. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contracts were approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services and sub-advisory fees (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period. The Board also took into consideration the fact that the Fund will be authorized to invest in ETFs and that the fees charged under the advisory and sub-advisory agreements will be in respect of services provided in addition to, and are not duplicative of, the services provided under the advisory contract(s) of any ETF in which the Fund may invest.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

25

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

26

Eaton Vance

Richard Bernstein Market Opportunities Fund

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Market Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Market Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

17886    2.28.15

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2015

Eaton Vance

Worldwide Health Sciences Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	28

Important Notices	29

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Performance1,2

Portfolio Managers Samuel D. Isaly, Sven H. Borho, CFA, Geoffrey C. Hsu, CFA, Richard D. Klemm, Ph.D., CFA and Trevor M. Polischuk, Ph.D., each of OrbiMed Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	13.57%	20.11%	20.42%	12.72%
Class A with 5.75% Maximum Sales Charge	—	—	7.01	13.23	18.99	12.06
Class B at NAV	09/23/1996	07/26/1985	13.26	19.29	19.54	11.89
Class B with 5% Maximum Sales Charge	—	—	8.39	14.29	19.34	11.89
Class C at NAV	01/05/1998	07/26/1985	13.19	19.26	19.53	11.88
Class C with 1% Maximum Sales Charge	—	—	12.22	18.26	19.53	11.88
Class I at NAV	10/01/2009	07/26/1985	13.74	20.42	20.71	12.87
Class R at NAV	09/08/2003	07/26/1985	13.47	19.85	20.11	12.45
MSCI World Health Care Index	—	—	10.62%	17.27%	17.93%	10.25%
S&P 500 Index	—	—	6.12	15.51	16.18	7.99

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.46%	2.21%	2.21%	1.21%	1.71%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Regeneron Pharmaceuticals, Inc.	4.5%

Novartis AG	4.0

HCA Holdings, Inc.	3.9

Bristol-Myers Squibb Co.	3.8

Biogen Idec, Inc.	3.7

Amgen, Inc.	3.6

AbbVie, Inc.	3.4

Actavis PLC	3.3

Shire PLC ADR	3.2

Celgene Corp.	3.0

Total	36.4%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,135.70	$7.73	1.46%
Class B	$1,000.00	$1,132.60	$11.69	2.21%
Class C	$1,000.00	$1,131.90	$11.68	2.21%
Class I	$1,000.00	$1,137.40	$6.41	1.21%
Class R	$1,000.00	$1,134.70	$9.05	1.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.30	1.46%
Class B	$1,000.00	$1,013.80	$11.03	2.21%
Class C	$1,000.00	$1,013.80	$11.03	2.21%
Class I	$1,000.00	$1,018.80	$6.06	1.21%
Class R	$1,000.00	$1,016.30	$8.55	1.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $1,183,670,461)	$1,714,691,929
Receivable for Fund shares sold	4,996,228
Total assets	$1,719,688,157

Liabilities
Payable for Fund shares redeemed	$1,823,117
Payable to affiliates:
Administration fee	191,741
Distribution and service fees	499,846
Accrued expenses	337,922
Total liabilities	$2,852,626
Net Assets	$1,716,835,531

Sources of Net Assets
Paid-in capital	$1,131,265,758
Accumulated net realized gain from Portfolio	75,536,326
Accumulated distributions in excess of net investment income	(20,988,021)
Net unrealized appreciation from Portfolio	531,021,468
Total	$1,716,835,531

Class A Shares
Net Assets	$1,068,082,846
Shares Outstanding	82,093,193
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.01
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.80

Class B Shares
Net Assets	$21,208,650
Shares Outstanding	1,573,850
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.48

Class C Shares
Net Assets	$345,649,406
Shares Outstanding	25,839,395
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.38

Class I Shares
Net Assets	$210,540,057
Shares Outstanding	15,975,633
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.18

Class R Shares
Net Assets	$71,354,572
Shares Outstanding	5,179,131
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends allocated from Portfolio (net of foreign taxes, $146,375)	$4,530,839
Interest allocated from Portfolio	19,550
Expenses allocated from Portfolio	(7,347,099)
Total investment income from Portfolio	$(2,796,710)

Expenses
Administration fee	$1,175,764
Distribution and service fees
Class A	1,252,903
Class B	108,627
Class C	1,565,999
Class R	145,542
Trustees’ fees and expenses	250
Custodian fee	30,068
Transfer and dividend disbursing agent fees	777,539
Legal and accounting services	28,328
Printing and postage	81,189
Registration fees	44,011
Miscellaneous	11,475
Total expenses	$5,221,695

Net investment loss	$(8,018,405)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$122,977,419
Foreign currency transactions	(361,027)
Net realized gain	$122,616,392
Change in unrealized appreciation (depreciation) —
Investments	$88,318,067
Foreign currency	(209,364)
Net change in unrealized appreciation (depreciation)	$88,108,703

Net realized and unrealized gain	$210,725,095

Net increase in net assets from operations	$202,706,690

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
From operations —
Net investment loss	$(8,018,405)	$(7,023,787)
Net realized gain from investment and foreign currency transactions	122,616,392	254,414,966
Net change in unrealized appreciation (depreciation) from investments and foreign currency	88,108,703	177,240,967
Net increase in net assets from operations	$202,706,690	$424,632,146
Distributions to shareholders —
From net investment income
Class A	$—	$(4,671,218)
Class I	—	(728,494)
Class R	—	(139,304)
From net realized gain
Class A	(145,653,868)	(91,862,792)
Class B	(3,023,250)	(2,838,495)
Class C	(44,299,880)	(26,992,581)
Class I	(25,097,297)	(10,260,559)
Class R	(7,933,608)	(4,160,231)
Total distributions to shareholders	$(226,007,903)	$(141,653,674)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$105,577,798	$99,268,267
Class B	619,510	1,071,328
Class C	36,305,016	32,075,963
Class I	70,731,806	71,640,084
Class R	21,437,829	19,070,757
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	133,165,783	88,124,585
Class B	2,767,582	2,583,531
Class C	35,764,830	21,198,637
Class I	19,111,703	7,265,148
Class R	7,565,899	3,943,422
Cost of shares redeemed
Class A	(118,536,153)	(176,955,090)
Class B	(2,170,558)	(4,322,491)
Class C	(19,782,905)	(37,326,268)
Class I	(26,598,813)	(36,173,280)
Class R	(9,699,151)	(13,563,983)
Net asset value of shares exchanged
Class A	2,596,947	8,543,016
Class B	(2,596,947)	(8,543,016)
Net increase in net assets from Fund share transactions	$256,260,176	$77,900,610

Net increase in net assets	$232,958,963	$360,879,082

Net Assets
At beginning of period	$1,483,876,568	$1,122,997,486
At end of period	$1,716,835,531	$1,483,876,568

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(20,988,021)	$(12,969,616)

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Financial Highlights

	Class A
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$13.390		$10.890	$10.200	$9.680	$9.110		$8.730

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.058)		$(0.046)	$0.040	$0.055	$0.010	(2)	$(0.086)
Net realized and unrealized gain	1.696		3.980	2.121	1.369	1.170		0.473

Total income from operations	$1.638		$3.934	$2.161	$1.424	$1.180		$0.387

Less Distributions
From net investment income	$—		$(0.069)	$(0.202)	$—	$—		$—
From net realized gain	(2.018)		(1.365)	(1.269)	(0.904)	(0.610)		(0.007)

Total distributions	$(2.018)		$(1.434)	$(1.471)	$(0.904)	$(0.610)		$(0.007)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000	(4)	$0.000 (4)

Net asset value — End of period	$13.010		$13.390	$10.890	$10.200	$9.680		$9.110

Total Return(5)	13.57	%(6)	39.31%	24.28%	16.22%	13.16%		4.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,068,083		$960,881	$754,945	$685,275	$671,124		$679,193
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.46	%(9)	1.46%	1.39%	1.47%	1.96	%(10)	2.07%
Net investment income (loss)	(0.88	)%(9)	(0.38)%	0.39%	0.58%	0.10	%(2)	(0.94)%
Portfolio Turnover of the Portfolio	27	%(6)	57%	51%	63%	43%		48%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.066 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.57)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$13.840		$11.200	$10.420	$9.930	$9.400		$9.070

Income (Loss) From Operations
Net investment loss(1)	$(0.110)		$(0.139)	$(0.033)	$(0.026)	$(0.055	)(2)	$(0.161)
Net realized and unrealized gain	1.768		4.108	2.175	1.420	1.195		0.498

Total income from operations	$1.658		$3.969	$2.142	$1.394	$1.140		$0.337

Less Distributions
From net investment income	$—		$—	$(0.093)	$—	$—		$—
From net realized gain	(2.018)		(1.329)	(1.269)	(0.904)	(0.610)		(0.007)

Total distributions	$(2.018)		$(1.329)	$(1.362)	$(0.904)	$(0.610)		$(0.007)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000	(4)	$0.000 (4)

Net asset value — End of period	$13.480		$13.840	$11.200	$10.420	$9.930		$9.400

Total Return(5)	13.26	%(6)	38.23%	23.25%	15.46%	12.30%		3.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,209		$22,917	$26,543	$36,333	$68,487		$98,854
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	2.21	%(9)	2.21%	2.14%	2.22%	2.71	%(10)	2.82%
Net investment loss	(1.62	)%(9)	(1.12)%	(0.31)%	(0.26)%	(0.54	)%(2)	(1.71)%
Portfolio Turnover of the Portfolio	27	%(6)	57%	51%	63%	43%		48%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.079 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$13.760		$11.160	$10.410	$9.930	$9.400		$9.070

Income (Loss) From Operations
Net investment loss(1)	$(0.110)		$(0.140)	$(0.038)	$(0.017)	$(0.065	)(2)	$(0.160)
Net realized and unrealized gain	1.748		4.092	2.181	1.401	1.205		0.497

Total income from operations	$1.638		$3.952	$2.143	$1.384	$1.140		$0.337

Less Distributions
From net investment income	$—		$—	$(0.124)	$—	$—		$—
From net realized gain	(2.018)		(1.352)	(1.269)	(0.904)	(0.610)		(0.007)

Total distributions	$(2.018)		$(1.352)	$(1.393)	$(0.904)	$(0.610)		$(0.007)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000	(4)	$0.000 (4)

Net asset value — End of period	$13.380		$13.760	$11.160	$10.410	$9.930		$9.400

Total Return(5)	13.19	%(6)	38.26%	23.36%	15.35%	12.30%		3.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$345,649		$298,114	$224,863	$201,008	$202,021		$210,624
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	2.21	%(9)	2.21%	2.14%	2.22%	2.71	%(10)	2.82%
Net investment loss	(1.63	)%(9)	(1.13)%	(0.36)%	(0.17)%	(0.64	)%(2)	(1.69)%
Portfolio Turnover of the Portfolio	27	%(6)	57%	51%	63%	43%		48%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$13.520		$10.980	$10.280	$9.720	$9.120		$8.920

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.042)		$(0.016)	$0.064	$0.082	$0.025	(3)	$(0.053)
Net realized and unrealized gain	1.720		4.018	2.133	1.382	1.185		0.260

Total income from operations	$1.678		$4.002	$2.197	$1.464	$1.210		$0.207

Less Distributions
From net investment income	$—		$(0.097)	$(0.228)	$—	$—		$—
From net realized gain	(2.018)		(1.365)	(1.269)	(0.904)	(0.610)		(0.007)

Total distributions	$(2.018)		$(1.462)	$(1.497)	$(0.904)	$(0.610)		$(0.007)

Redemption fees(2)(4)	$—		$—	$—	$—	$0.000	(5)	$0.000	(5)

Net asset value — End of period	$13.180		$13.520	$10.980	$10.280	$9.720		$9.120

Total Return(6)	13.74	%(7)	39.69%	24.52%	16.59%	13.48%		2.32	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$210,540		$149,535	$83,020	$62,857	$53,255		$38,988
Ratios (as a percentage of average daily net assets):(8)
Expenses(9)	1.21	%(11)	1.21%	1.14%	1.22%	1.71	%(10)	1.82	%(11)
Net investment income (loss)	(0.64	)%(11)	(0.14)%	0.62%	0.86%	0.25	%(3)	(0.63	)%(11)
Portfolio Turnover of the Portfolio	27	%(7)	57%	51%	63%	43%		48	%(12)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.33)%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(11)	Annualized.

(12)	For the Portfolio’s year ended August 31, 2010.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$14.080		$11.390	$10.600	$10.040	$9.450		$9.080

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.078)		$(0.081)	$0.012	$0.035	$(0.026	)(2)	$(0.111)
Net realized and unrealized gain	1.796		4.182	2.220	1.429	1.226		0.488

Total income from operations	$1.718		$4.101	$2.232	$1.464	$1.200		$0.377

Less Distributions
From net investment income	$—		$(0.046)	$(0.173)	$—	$—		$—
From net realized gain	(2.018)		(1.365)	(1.269)	(0.904)	(0.610)		(0.007)

Total distributions	$(2.018)		$(1.411)	$(1.442)	$(0.904)	$(0.610)		$(0.007)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000	(4)	$0.000 (4)

Net asset value — End of period	$13.780		$14.080	$11.390	$10.600	$10.040		$9.450

Total Return(5)	13.47	%(6)	38.96%	23.94%	16.02%	12.88%		4.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,355		$52,429	$33,628	$27,469	$24,364		$17,461
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.71	%(9)	1.71%	1.64%	1.72%	2.21	%(10)	2.32%
Net investment income (loss)	(1.14	)%(9)	(0.64)%	0.11%	0.35%	(0.25	)%(2)	(1.17)%
Portfolio Turnover of the Portfolio	27	%(6)	57%	51%	63%	43%		48%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.82)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance Fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.8% at February 28, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2014, the Fund had a late year ordinary loss of $11,226,602 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2015, the administration fee amounted to $1,175,764.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2015, EVM earned $47,150 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $125,209 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2015. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2015 amounted to $1,252,903 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2015, the Fund paid or accrued to EVD $81,470 and $1,174,499 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2015, the Fund paid or accrued to EVD $72,771 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2015 amounted to $27,157, $391,500 and $72,771 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge

15

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2015, the Fund was informed that EVD received approximately $3,000 and $4,000 of CDSCs paid by Class B and Class C shareholders, respectively, and less than $100 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended February 28, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $72,285,288 and $51,205,181, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	8,035,515	8,287,962
Issued to shareholders electing to receive payments of distributions in Fund shares	11,143,580	8,174,822
Redemptions	(9,066,036)	(14,728,463)
Exchange from Class B shares	197,638	708,133

Net increase	10,310,697	2,442,454

Class B	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	46,345	87,801
Issued to shareholders electing to receive payments of distributions in Fund shares	223,372	230,467
Redemptions	(160,197)	(348,536)
Exchange to Class A shares	(190,933)	(684,137)

Net decrease	(81,413)	(714,405)

Class C	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	2,747,040	2,631,217
Issued to shareholders electing to receive payments of distributions in Fund shares	2,907,709	1,902,930
Redemptions	(1,485,268)	(3,018,401)

Net increase	4,169,481	1,515,746

16

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	5,377,532	5,852,911
Issued to shareholders electing to receive payments of distributions in Fund shares	1,579,480	668,367
Redemptions	(2,043,609)	(3,019,408)

Net increase	4,913,403	3,501,870

Class R	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Sales	1,557,059	1,508,663
Issued to shareholders electing to receive payments of distributions in Fund shares	597,622	347,132
Redemptions	(699,955)	(1,084,239)

Net increase	1,454,726	771,556

17

Worldwide Health Sciences Portfolio

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Biotechnology — 30.0%
Actelion, Ltd.	348,000	$41,661,465
Amgen, Inc.	392,000	61,826,240
Biogen Idec, Inc.(1)	156,000	63,896,040
Celgene Corp.(1)	430,000	52,257,900
Celldex Therapeutics, Inc.(1)	116,600	2,977,964
Exact Sciences Corp.(1)	400,000	8,988,000
Forward Pharma A/S ADR(1)	162,600	3,785,328
Gilead Sciences, Inc.(1)	327,100	33,864,663
Incyte Corp.(1)	431,500	37,044,275
Infinity Pharmaceuticals, Inc.(1)	753,000	11,445,600
Ironwood Pharmaceuticals, Inc.(1)	1,900,000	29,355,000
Medivation, Inc.(1)	420,000	49,362,600
Neurocrine Biosciences, Inc.(1)	580,700	22,676,335
Ophthotech Corp.(1)	35,200	1,891,472
Portola Pharmaceuticals, Inc.(1)	475,700	18,114,656
Regeneron Pharmaceuticals, Inc.(1)	186,000	76,974,240

		$516,121,778

Health Care Distributors — 0.8%
McKesson Corp.	62,000	$14,179,400

		$14,179,400

Health Care Equipment — 12.4%
Boston Scientific Corp.(1)	1,680,000	$28,392,000
Insulet Corp.(1)	529,800	16,810,554
Intuitive Surgical, Inc.(1)	92,000	46,000,000
NuVasive, Inc.(1)	589,000	26,946,750
Smith and Nephew PLC	1,396,100	25,559,262
Stryker Corp.	171,000	16,202,250
Tornier NV(1)	1,000,000	24,440,000
Wright Medical Group, Inc.(1)	479,000	11,797,770
Zimmer Holdings, Inc.	137,000	16,493,430

		$212,642,016

Health Care Facilities — 3.9%
HCA Holdings, Inc.(1)	942,000	$67,390,680

		$67,390,680

Health Care Services — 1.3%
Express Scripts Holding Co.(1)	273,000	$23,147,670

		$23,147,670

Security	Shares	Value

Health Care Supplies — 2.9%
Cooper Cos., Inc. (The)	205,000	$33,613,850
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	15,580,208

		$49,194,058

Life Sciences Tools & Services — 7.0%
Agilent Technologies, Inc.	560,000	$23,637,600
Fluidigm Corp.(1)	653,000	28,862,600
Illumina, Inc.(1)	180,000	35,182,800
Thermo Fisher Scientific, Inc.	256,700	33,371,000

		$121,054,000

Managed Health Care — 4.1%
Health Net, Inc.(1)	640,000	$36,704,000
Molina Healthcare, Inc.(1)	520,000	33,118,800

		$69,822,800

Pharmaceuticals — 36.6%
AbbVie, Inc.	970,000	$58,685,000
Actavis PLC(1)	195,300	56,902,608
Allergan, Inc.	97,000	22,575,780
Astellas Pharma, Inc.	2,000,000	31,815,708
Bristol-Myers Squibb Co.	1,080,000	65,793,600
Chugai Pharmaceutical Co., Ltd.	1,050,000	31,988,227
Impax Laboratories, Inc.(1)	773,500	31,164,315
Merck & Co., Inc.	845,000	49,466,300
Nichi-Iko Pharmaceutical Co., Ltd.	485,000	9,760,450
Novartis AG	664,000	67,910,002
Ono Pharmaceutical Co., Ltd.	489,700	48,799,885
Perrigo Co. PLC	186,000	28,731,420
Roche Holding AG PC	105,000	28,611,384
Santen Pharmaceutical Co., Ltd.	140,000	9,392,087
Sawai Pharmaceutical Co., Ltd.	261,000	16,197,195
Shire PLC ADR	230,000	55,639,300
Teva Pharmaceutical Industries, Ltd. ADR	58,000	3,307,160
Towa Pharmaceutical Co., Ltd.	210,000	11,264,370

		$628,004,791

Total Common Stocks — 99.0% (identified cost $1,169,281,091)		$1,701,557,193

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$14,754	$14,753,514

Total Short-Term Investments (identified cost $14,753,514)		$14,753,514

Total Investments — 99.9% (identified cost $1,184,034,605)		$1,716,310,707

Other Assets, Less Liabilities — 0.1%		$1,603,203

Net Assets — 100.0%		$1,717,913,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	73.5%	$1,261,867,256
Japan	9.3	159,217,922
Switzerland	8.0	138,182,851
United Kingdom	4.7	81,198,562
Ireland	1.7	28,731,420
Netherlands	1.4	24,440,000
China	0.9	15,580,208
Denmark	0.2	3,785,328
Israel	0.2	3,307,160

Total Investments	99.9%	$1,716,310,707

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $1,169,281,091)	$1,701,557,193
Affiliated investment, at value (identified cost, $14,753,514)	14,753,514
Cash	787
Foreign currency, at value (identified cost, $7,768)	5,452
Dividends receivable	558,304
Interest receivable from affiliated investment	2,804
Tax reclaims receivable	4,617,819
Total assets	$1,721,495,873

Liabilities
Payable for investments purchased	$2,341,988
Payable to affiliates:
Investment adviser fee	739,773
Management fee	411,635
Accrued expenses	88,567
Total liabilities	$3,581,963
Net Assets applicable to investors’ interest in Portfolio	$1,717,913,910

Sources of Net Assets
Investors’ capital	$1,185,667,746
Net unrealized appreciation	532,246,164
Total	$1,717,913,910

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends (net of foreign taxes, $146,664)	$4,539,666
Interest allocated from affiliated investment	19,588
Expenses allocated from affiliated investment	(1,974)
Total investment income	$4,557,280

Expenses
Investment adviser fee	$4,511,271
Management fee	2,551,164
Trustees’ fees and expenses	34,000
Custodian fee	182,578
Legal and accounting services	41,677
Miscellaneous	38,623
Total expenses	$7,359,313
Deduct —
Reduction of custodian fee	$20
Total expense reductions	$20

Net expenses	$7,359,293

Net investment loss	$(2,802,013)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$123,250,523
Investment transactions allocated from affiliated investment	155
Foreign currency transactions	(361,727)
Net realized gain	$122,888,951
Change in unrealized appreciation (depreciation) —
Investments	$88,453,177
Foreign currency	(209,769)
Net change in unrealized appreciation (depreciation)	$88,243,408

Net realized and unrealized gain	$211,132,359

Net increase in net assets from operations	$208,330,346

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
From operations —
Net investment income (loss)	$(2,802,013)	$2,195,182
Net realized gain from investment and foreign currency transactions	122,888,951	255,048,346
Net change in unrealized appreciation (depreciation) from investments and foreign currency	88,243,408	177,614,487
Net increase in net assets from operations	$208,330,346	$434,858,015
Capital transactions —
Contributions	$72,821,678	$31,241,292
Withdrawals	(51,916,665)	(106,571,449)
Net increase (decrease) in net assets from capital transactions	$20,905,013	$(75,330,157)

Net increase in net assets	$229,235,359	$359,527,858

Net Assets
At beginning of period	$1,488,678,551	$1,129,150,693
At end of period	$1,717,913,910	$1,488,678,551

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Supplementary Data

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2014	2013	2012	2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.94	%(2)	0.92%	0.81%	0.80%	1.21	%(3)	1.32%
Net investment income (loss)	(0.36	)%(2)	0.17%	0.97%	1.24%	0.85	%(4)	(0.21)%
Portfolio Turnover	27	%(5)	57%	51%	63%	43%		48%
Total Return	13.86	%(5)	40.05%	24.99%	16.99%	14.00%		5.22%
Net assets, end of period (000’s omitted)	$1,717,914		$1,488,679	$1,129,151	$1,018,497	$1,025,530		$1,048,273

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(4)	Includes special dividends equal to 0.68% of average daily net assets.

(5)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2015, Eaton Vance Worldwide Health Sciences Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion, 0.40% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2015, the Portfolio’s investment adviser fee, including an upward performance adjustment of $872,016, amounted to $4,511,271 or 0.57% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion, 0.26% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of EVM or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended February 28, 2015, the management fee amounted to $2,551,164 or 0.32% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $443,813,271 and $423,480,175, respectively, for the six months ended February 28, 2015.

25

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,188,030,363

Gross unrealized appreciation	$550,517,351
Gross unrealized depreciation	(22,237,007)

Net unrealized appreciation	$528,280,344

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

At February 28, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$474,460,313	$41,661,465		$—	$516,121,778
Health Care Distributors	14,179,400	—		—	14,179,400
Health Care Equipment	187,082,754	25,559,262		—	212,642,016
Health Care Facilities	67,390,680	—		—	67,390,680
Health Care Services	23,147,670	—		—	23,147,670
Health Care Supplies	33,613,850	15,580,208		—	49,194,058
Life Sciences Tools & Services	121,054,000	—		—	121,054,000
Managed Health Care	69,822,800	—		—	69,822,800
Pharmaceuticals	372,265,483	255,739,308		—	628,004,791

Total Common Stocks	$1,363,016,950	$338,540,243	*	$—	$1,701,557,193

Short-Term Investments	$—	$14,753,514		$—	$14,753,514

Total Investments	$1,363,016,950	$353,293,757		$—	$1,716,310,707

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015